File No. 033-31375

811-5929

As filed with the Securities and Exchange Commission on February 28, 2020

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 48 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 50

(Check appropriate box or boxes)

AUL AMERICAN UNIT TRUST

(Exact Name of Registrant)

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

(Name of Depositor)

One American Square, Indianapolis, Indiana 46206-0368

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number: (317) 285-1880

Sean P. McGoff

Chief Compliance Officer of the Separate Accounts

American United Life Insurance Company

One American Square

Indianapolis, Indiana 46206-0368

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ On May 1, 2019 pursuant to paragraph (b) of Rule 485

☒ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ this post-effective amendment designates a new effective date for a previously filed amendment

Approximate Date of the Proposed Public Offering: Continuous

Title of Securities Being Registered: Units of Interest in a Separate Account Under Variable Annuity Contracts.

The information in this prospectus is not complete and may be changed. We cannot sell the AUL American Unit Trust pursuant to this prospectus until the Registration Statement containing this prospectus filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell the contract and is not soliciting an offer to buy the contract in any state where the offer or sale is not permitted.

PROSPECTUS FOR

AUL AMERICAN UNIT TRUST

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368

Telephone: (800) 249-6269

May 1, 2020

(This page left intentionally blank.)

Prospectus

AUL American Unit Trust

GROUP VARIABLE ANNUITY CONTRACTS

Offered By

American United Life Insurance Company®

One American Square, Indianapolis, Indiana 46206-0368

(800) 249-6269

Annuity Service Office Mailing Address: P.O. Box 6148, Indianapolis, Indiana 46206-6148

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company® ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.

This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding portfolios offered by the following Funds:

AllianceBernstein LP;
Allianz Global Investors U.S. LLC – New York;
American Beacon Advisors Inc.;
American Century Investment Management, Inc.;
AMG Funds LLC;
Amundi Pioneer Asset Management, Inc.;
AQR Capital Management LLC;
Ariel Investments, LLC;
ArrowMark Colorado Holdings, LLC (ArrowMark Partners);
Baillie Gifford Overseas Limited;
BAMCO Inc.;
Barrow Hanley Mewhinney & Strauss LLC;
BlackRock Advisors LLC;
BlackRock Institutional Trust Company NA;
BMO Asset Management Corp.;
Calvert Research and Management;
Capital Research and Management Company;
ClearBridge Investments, LLC;
Cohen & Steers Capital Management, Inc.;
Columbia Mgmt Investment Advisers, LLC;
Columbia Wanger Asset Management LLC;
Cramer Rosenthal McGlynn, LLC;
Crossmark Global Investments, Inc.;
Delaware Management Company;
Dimensional Fund Advisors LP;
Donald Smith & Co Inc;
Dreyfus Corporation;
DWS Investment Management Americas Inc.;
Federated Equity Mgmt Co. Of Penn;
Federated Global Investment Management Corp.;
Federated Investment Management Company;
Federated MDTA LLC;
Fidelity Management & Research Company;
Fidelity SelectCo, LLC;
First Eagle Investment Management, LLC;
FMR Co., Inc. (FMRC);
Franklin Advisers, Inc.;
Franklin Advisory Services, LLC;
Franklin Templeton Institutional, LLC;
Fred Alger Management Inc.;
Frost Investment Advisors, LLC;
Goldman Sachs Asset Management, L.P.;
Guidestone Capital Management;
Harris Associates L.P.;
Hartford Funds Management Company, LLC;
Henssler Asset Management, LLC;
Invesco Advisers, Inc.;
Ivy Investment Management Co.;
J.P. Morgan Investment Management, Inc.;

Jackson Square Partners, LLC;
Janus Capital Management LLC;
Jennison Associates LLC;
John Hancock Advisers, LLC;
Knights of Columbus Asset Advisors LLC;
Lawing Financial Associates Inc.;
Legg Mason Partners Fund Advisor, LLC;
Loomis Sayles & Company LP;
Lord, Abbett & Co LLC;
Manning & Napier Advisors, LLC;
Massachusetts Financial Services Company;
Neuberger Berman Investment Advisers LLC;
New York Life Investment Management LLC;
Northern Trust Investments Inc.;
Nuveen Fund Advisors, LLC;
Oak Ridge Investments, LLC;
OFI Global Asset Management, Inc.;
Pacific Investment Management Co LLC;
Parnassus Investments;
Pax World Management LLC;
Payden & Rygel;
Payden/Kravitz Investment Advisers LLC;
PGIM Investments LLC;
PNC Capital Advisors LLC;
Principal Global Investors, LLC;
Putnam Investment Management, LLC;
Pzena Investment Management LLC (US);
Russell Investment Management, LLC;
Schroder Investment Mgnt NA Inc.;
Schwartz Investment Counsel Inc.;
SSGA Funds Management Inc.;
Stephens Inv Mgmt Group, LLC;
T. Rowe Price Associates, Inc.;
Teachers Advisors LLC;
Templeton Global Advisors Limited;
Thornburg Investment Management Inc.;
Timothy Partners Ltd.;
Touchstone Advisors Inc.;
Vanguard Group Inc.;
Victory Capital Management Inc.;
Virtus Fund Advisers, LLC;
Virtus Investment Advisers, Inc.;
Wellington Management Company LLP;
Wells Fargo Funds Management LLC;
William Blair Investment Management, LLC;

A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the Pioneer Equity Income Portfolio, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the Pioneer Equity Income Portfolio.

A Participant's Account Value may fluctuate depending on the investment performance of the underlying Fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA"). Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.

This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2019, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these prospectuses should be read carefully and retained for future reference.

The date of this Prospectus is May 1, 2020

DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

Account Date – The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

Accumulation Period – The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

Accumulation Unit – A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

Annuitant – The person or persons upon whose life or lives Annuity payments depend.

Annuity – A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

Annuity Commencement Date – The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

Annuity Options – Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

Annuity Period – The period during which Annuity payments are made.

AUL – American United Life Insurance Company®

Beneficiary – The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

Benefit Responsive – Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

Business Day – A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.

Contract Date – The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

Contract Year – A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

Contributions – Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

Corporate Office – The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46206-0368.

Employee Benefit Plan – A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page seven (7).

Employer – An Employer, such as a tax-exempt or public school organization, with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

Employer Sponsored 403(b) Program – A 403(b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

Fixed Interest Account ("FIA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

Funds – A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

General Account – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

DEFINITIONS (continued)

Investment Account – One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

IRS – Internal Revenue Service.

Owner – The Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant – An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Participant's Account – An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

Participant's Account Value – The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

Participant's Fixed Interest Account Value – The total value of a Participant's interest in the FIA.

Participant's Stable Value Account Value – The total value of a Participant's interest in the Stable Value Account.

Participant's Variable Account Value – The total value of a Participant's interest in the Investment Accounts of the Variable Account.

Participant's Withdrawal Value – A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

Plan – The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.

Stable Value Account ("SVA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

Valuation Date – Each date on which the Variable Account is valued, which currently includes each Business Day.

Valuation Period – A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Account – The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Vested – A legally fixed immediate right of ownership.

403(b) Program – An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 or 408A Program – A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A Program – A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "The Stable Value Account" section of this Prospectus briefly describe the FIA and the SVA.

Purpose of the Contracts

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.

Types of Contracts

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.

The Variable Account and the Funds

AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios listed in the table starting on page 222.

Each of the Funds has different principal investment strategies. An Owner or a Participant (depending on the Contract) may allocate Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

Fixed Interest Account and Stable Value Account

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.

Contributions

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.

Transfers

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts or to the FIA or SVA at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.

Withdrawals

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Annuity Options

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable

Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

Charges

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.

Withdrawal Charge

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.

Premium Tax Charge

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.

Asset Charge

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.

Administrative Charge

AUL may deduct from a Participant's Account an Administrative Charge to a maximum of $75 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the last day of each Contract Year quarter. See the Section "Administrative Charge" later in this Prospectus.

Additional Charges and Fees

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares of a corresponding Fund. The price of the shares reflects investment advisory fees and other expenses paid by each Fund. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.

Ten-Day Free Look

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.

Termination by the Owner

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an

Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participant's Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate Guaranteed SVA Account Value (as defined in the Contract) of all Participants under the Contract, plus interest as determined in the Contract, minus any applicable Withdrawal Charge, shall be paid out three hundred sixty-five (365) days or, in some Contracts, 1,095 days (3 years), following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge or the MVA, see the Section "Termination by the Owner" later in this Prospectus.

Contacting AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

EXPENSE TABLE

The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the Contract. The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."

Participants Transaction Expenses
Maximum Deferred Sales Load (withdrawal charge)(1)	8%
Optional Fees
Maximum Loan Initiation Fee(2)	$100
Maximum Annual Charge for Non-Electronic Transfers(3)	$5
Maximum Charge for Non-Electronic Contributions	$1,000
Maximum Distribution Fee(4)	$60
Maximum Contract Termination Individual Participant Check Fee(5)	$100

The next table describes the fees and expenses that the Owner or Participant will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

Maximum Administrative Charge(6)	$75
Maximum Brokerage Window Fee(7)	$100
Maximum Total Separate Account Annual Expenses (Asset Charges)(8)	1.25%
Investment Advice Provider Fee(9)	May Vary
Maximum Managed Account Service Fee(9)	1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(10)	$1,500
Maximum Guaranteed Minimum Death Benefit Option (per year)(11)	0.20%
Maximum Loan Administration Fee(12)	$50

(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this Prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.

(4) AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of Contract.

(7) The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(8) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the Asset Charge may be credited back to a Participant's Account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable Investment Account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total Account Value annually, paid in 0.25 percent quarterly installments. No portion of these fees are retained by AUL.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain IRA Contracts. This fee is deducted quarterly.

(12) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

EXPENSE TABLE (continued)

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, acquired fund fees and expenses ("AFFE"), and other expenses*)	0.02%	2.62%

* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

Example

Assuming deduction of the MAXIMUM % amount for Total Fund Annual Operating Expenses:

Maximum Total Fund Operating Expenses:	2.62%

The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,203	$2,168	$3,135	$5,195

(2) If you annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$482	$1,447	$2,413	$4,833

(3) If you do not surrender your contract:

1 Year	3 Years	5 Years	10 Years
$482	$1,447	$2,413	$4,833

Additional Assumptions:

Annual M&E Charge:	1.25%
Maximum GMDB Option:	0.20%
Maximum Admin. Charge:	$75
Surrender Charges:	8% for years 1-5, 4% for years 6-10, 0% for years 11+
These surrender charges are reduced by 10% due to the free-out provision in these contracts.
This is the maximum surrender charge scale imposed on such contracts.
For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.

CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2009 through December 31, 2019.

The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2019. This information will be filed on Amendment.

INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

American United Life Insurance Company®

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due in 2033.

AUL conducts a conventional life insurance and annuity business. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC. The principal business address for OneAmerica Securities, Inc. is OneAmerican Square, Indianapolis, Indiana 46206-0368.

Variable Account

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific Fund. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the

Variable Account, which may invest in other Funds or in other securities, funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

The Funds

Each of the Funds is an open-end management investment company commonly referred to as a Fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective and policies. The shares of each Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with AllianceBernstein LP; Allianz Global Investors U.S. LLC – New York; American Beacon Advisors Inc.; American Century Investment Management, Inc.; AMG Funds LLC; Amundi Pioneer Asset Management, Inc.; AQR Capital Management LLC; Ariel Investments, LLC; ArrowMark Colorado Holdings, LLC (ArrowMark Partners); Baillie Gifford Overseas Limited; BAMCO Inc.; Barrow Hanley Mewhinney & Strauss LLC; BlackRock Advisors LLC; BlackRock Institutional Trust Company NA; BMO Asset Management Corp.; Calvert Research and Management; Capital Research and Management Company; ClearBridge Investments, LLC; Cohen & Steers Capital Management, Inc.; Columbia Mgmt Investment Advisers, LLC; Columbia Wanger Asset Management LLC; Cramer Rosenthal McGlynn, LLC; Crossmark Global Investments, Inc.; Delaware Management Company; Dimensional Fund Advisors LP; Donald Smith & Co Inc; Dreyfus Corporation; DWS Investment Management Americas Inc.; Federated Equity Mgmt Co. Of Penn; Federated Global Investment Management Corp.; Federated Investment Management Company; Federated MDTA LLC; Fidelity Management & Research Company; Fidelity SelectCo, LLC; First Eagle Investment Management, LLC; FMR Co., Inc. (FMRC); Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Templeton Institutional, LLC; Fred Alger Management Inc.; Frost Investment Advisors, LLC; Goldman Sachs Asset Management, L.P.; Guidestone Capital Management; Harris Associates L.P.; Hartford Funds Management Company, LLC; Henssler Asset Management, LLC; Invesco Advisers, Inc.; Ivy Investment Management Co.; J.P. Morgan Investment Management, Inc.; Jackson Square Partners, LLC; Janus Capital Management LLC; Jennison Associates LLC; John Hancock Advisers, LLC; Knights of Columbus Asset Advisors LLC; Lawing Financial Associates Inc.; Legg Mason Partners Fund Advisor, LLC; Loomis Sayles & Company LP; Lord, Abbett & Co LLC; Manning & Napier Advisors, LLC; Massachusetts Financial Services Company;

Neuberger Berman Investment Advisers LLC; New York Life Investment Management LLC; Northern Trust Investments Inc.; Nuveen Fund Advisors, LLC; Oak Ridge Investments, LLC; OFI Global Asset Management, Inc.; Pacific Investment Management Co LLC; Parnassus Investments; Pax World Management LLC; Payden & Rygel; Payden/Kravitz Investment Advisers LLC; PGIM Investments LLC; PNC Capital Advisors LLC; Principal Global Investors, LLC; Putnam Investment Management, LLC; Pzena Investment Management LLC (US); Russell Investment Management, LLC; Schroder Investment Mgnt NA Inc.; Schwartz Investment Counsel Inc.; SSGA Funds Management Inc.; Stephens Inv Mgmt Group, LLC; T. Rowe Price Associates, Inc.; Teachers Advisors LLC; Templeton Global Advisors Limited; Thornburg Investment Management Inc.; Timothy Partners Ltd.; Touchstone Advisors Inc.; Vanguard Group Inc.; Victory Capital Management Inc.; Virtus Fund Advisers, LLC; Virtus Investment Advisers, Inc.; Wellington Management Company LLP; Wells Fargo Funds Management LLC; William Blair Investment Management, LLC; under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.

The investment advisers of the Funds are identified in the table below. All of the investment advisers are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisers or distributors of the Funds may advise and distribute to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant's can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, sub-advisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, sub-advisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise the Fund's management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the Contracts.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-148	AB Core Opportunities Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-144	AB Discovery Growth Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-GKC	AB Discovery Growth Fund	Z	U.S. Equity Fund	AllianceBerstein LP
06-149	AB Discovery Value Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-GKF	AB Discovery Value Fund	Z	U.S. Equity Fund	AllianceBerstein LP
06-3GC	AB Global Bond Fund	Z	Taxable Bond Fund	AllianceBerstein LP
06-005	AB High Income Fund	Advisor	Taxable Bond Fund	AllianceBerstein LP
06-006	AB High Income Fund	R	Taxable Bond Fund	AllianceBerstein LP
06-153	AB International Value Fund	R	International Equity Fund	AllianceBerstein LP
06-3YR	AB Large Cap Growth Fund	Advisor	U.S. Equity Fund	AllianceBerstein LP
06-3FY	AB Large Cap Growth Fund	Z	U.S. Equity Fund	AllianceBerstein LP
06-146	AB Small Cap Growth Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-GKG	AB Small Cap Growth Portfolio	Z	U.S. Equity Fund	AllianceBerstein LP

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-147	AB Sustainable International Thematic Fund	R	International Equity Fund	AllianceBerstein LP
06-151	AB Value Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-505	Alger Balanced Portfolio	I-2	Allocation Fund	Fred Alger Management, LLC
06-CPH	Alger Capital Appreciation Fund	Z	U.S. Equity Fund	Fred Alger Management, LLC
06-194	Alger Capital Appreciation Institutional Fund	I	U.S. Equity Fund	Fred Alger Management, LLC
06-196	Alger Capital Appreciation Institutional Fund	R	U.S. Equity Fund	Fred Alger Management, LLC
06-3GX	Alger Capital Appreciation Institutional Fund	Y	U.S. Equity Fund	Fred Alger Management, LLC
06-510	Alger Capital Appreciation Portfolio	I-2	U.S. Equity Fund	Fred Alger Management, LLC
06-500	Alger Large Cap Growth Portfolio	I-2	U.S. Equity Fund	Fred Alger Management, LLC
06-3GY	Alger Small Cap Focus Fund	Y	U.S. Equity Fund	Fred Alger Management, LLC
06-3MP	Alger Small Cap Focus Fund	Z	U.S. Equity Fund	Fred Alger Management, LLC
06-197	Alger Small Cap Growth Institutional Fund	I	U.S. Equity Fund	Fred Alger Management, LLC
06-198	Alger Small Cap Growth Institutional Fund	R	U.S. Equity Fund	Fred Alger Management, LLC
06-34T	AllianzGI Multi Asset Income Fund	R6	Allocation Fund	Allianz
06-688	AllianzGI Multi-Asset Income Fund	A*	Allocation Fund	Allianz
06-649	AllianzGI Multi-Asset Income Fund	Administrative	Allocation Fund	Allianz
06-202	AllianzGI NFJ Dividend Value Fund	Administrative	U.S. Equity Fund	Allianz
06-203	AllianzGI NFJ Dividend Value Fund	R	U.S. Equity Fund	Allianz
06-765	AllianzGI NFJ Mid-Cap Value Fund	Administrative	U.S. Equity Fund	Allianz
06-695	AllianzGI NFJ Mid-Cap Value Fund	R	U.S. Equity Fund	Allianz
06-231	AllianzGI NFJ Small-Cap Value Fund	Administrative	U.S. Equity Fund	Allianz
06-700	AllianzGI NFJ Small-Cap Value Fund	R	U.S. Equity Fund	Allianz
06-CPJ	AllianzGI NFJ Small-Cap Value Fund	R6	U.S. Equity Fund	Allianz

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-652	AllianzGI Retirement 2020 Fund	A*	Allocation Fund	Allianz
06-638	AllianzGI Retirement 2020 Fund	Administrative	Allocation Fund	Allianz
06-34G	AllianzGI Retirement 2020 Fund	R6	Allocation Fund	Allianz
06-679	AllianzGI Retirement 2025 Fund	A*	Allocation Fund	Allianz
06-639	AllianzGI Retirement 2025 Fund	Administrative	Allocation Fund	Allianz
06-34H	AllianzGI Retirement 2025 Fund	R6	Allocation Fund	Allianz
06-681	AllianzGI Retirement 2030 Fund	A*	Allocation Fund	Allianz
06-641	AllianzGI Retirement 2030 Fund	Administrative	Allocation Fund	Allianz
06-34J	AllianzGI Retirement 2030 Fund	R6	Allocation Fund	Allianz
06-682	AllianzGI Retirement 2035 Fund	A*	Allocation Fund	Allianz
06-642	AllianzGI Retirement 2035 Fund	Administrative	Allocation Fund	Allianz
06-34K	AllianzGI Retirement 2035 Fund	R6	Allocation Fund	Allianz
06-683	AllianzGI Retirement 2040 Fund	A*	Allocation Fund	Allianz
06-643	AllianzGI Retirement 2040 Fund	Administrative	Allocation Fund	Allianz
06-34M	AllianzGI Retirement 2040 Fund	R6	Allocation Fund	Allianz
06-684	AllianzGI Retirement 2045 Fund	A*	Allocation Fund	Allianz
06-644	AllianzGI Retirement 2045 Fund	Administrative	Allocation Fund	Allianz
06-34N	AllianzGI Retirement 2045 Fund	R6	Allocation Fund	Allianz
06-686	AllianzGI Retirement 2050 Fund	A*	Allocation Fund	Allianz
06-647	AllianzGI Retirement 2050 Fund	Administrative	Allocation Fund	Allianz
06-34P	AllianzGI Retirement 2050 Fund	R6	Allocation Fund	Allianz
06-687	AllianzGI Retirement 2055 Fund	A*	Allocation Fund	Allianz

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-648	AllianzGI Retirement 2055 Fund	Administrative	Allocation Fund	Allianz
06-34R	AllianzGI Retirement 2055 Fund	R6	Allocation Fund	Allianz
06-3YT	AllianzGI Small-Cap Fund	R6	U.S. Equity Fund	Allianz
06-3WX	AllianzGI Structured Return Fund	A*	Alternative	Allianz
06-3WV	AllianzGI Structured Return Fund	R6	Alternative	Allianz
06-33X	American Beacon International Equity Fund	Investor	International Equity Fund	American Beacon Advisors, Inc.
06-33Y	American Beacon International Equity Fund	R6	International Equity Fund	American Beacon Advisors, Inc.
06-46F	American Beacon Large Cap Value Fund	Institutional	U.S. Equity Fund	American Beacon Advisors, Inc.
06-46G	American Beacon Mid-Cap Value Fund	Institutional	U.S. Equity Fund	American Beacon Advisors, Inc.
06-34F	American Beacon Small Cap Value Fund	Investor	U.S. Equity Fund	American Beacon Advisors, Inc.
06-34C	American Beacon Small Cap Value Fund	R6	U.S. Equity Fund	American Beacon Advisors, Inc.
06-697	American Century Disciplined Growth Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-694	American Century Disciplined Growth Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-722	American Century Diversified Bond Fund	A*	Taxable Bond Fund	American Century Investment Management, Inc.
06-721	American Century Diversified Bond Fund	Investor	Taxable Bond Fund	American Century Investment Management, Inc.
06-204	American Century Emerging Markets Fund	A*	International Equity Fund	American Century Investment Management, Inc.
06-206	American Century Emerging Markets Fund	Investor	International Equity Fund	American Century Investment Management, Inc.
06-CPK	American Century Emerging Markets Fund	R6	International Equity Fund	American Century Investment Management, Inc.
06-175	American Century Equity Growth Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-048	American Century Equity Growth Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-285	American Century Equity Income Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-475	American Century Equity Income Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CPM	American Century Equity Income Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-435	American Century Ginnie Mae	A*	Taxable Bond Fund	American Century Investment Management, Inc.
06-445	American Century Growth Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-CPN	American Century Growth Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-290	American Century Heritage Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-046	American Century Heritage Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-CPP	American Century Heritage Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-460	American Century Income & Growth	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-185	American Century Inflation-Adjusted Bond Fund	A*	Taxable Bond Fund	American Century Investment Management, Inc.
06-3KW	American Century Inflation-Adjusted Bond Fund	R6	Taxable Bond Fund	American Century Investment Management, Inc.
06-421	American Century International Bond	A*	Taxable Bond Fund	American Century Investment Management, Inc.
06-422	American Century International Bond	Investor	Taxable Bond Fund	American Century Investment Management, Inc.
06-CKN	American Century International Core Equity Fund	A*	International Equity Fund	American Century Investment Management, Inc.
06-CKP	American Century International Core Equity Fund	Investor	International Equity Fund	American Century Investment Management, Inc.
06-325	American Century International Growth	A*	International Equity Fund	American Century Investment Management, Inc.
06-420	American Century International Growth	Investor	International Equity Fund	American Century Investment Management, Inc.
06-3VH	American Century International Opportunities Fund	A*	International Equity Fund	American Century Investment Management, Inc.
06-3VG	American Century International Opportunities Fund	Investor	International Equity Fund	American Century Investment Management, Inc.
06-355	American Century Large Company Value	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-395	American Century Mid Cap Value Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-396	American Century Mid Cap Value Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CRJ	American Century Mid Cap Value Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-402	American Century One Choice 2020 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-412	American Century One Choice 2020 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPR	American Century One Choice 2020 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-403	American Century One Choice 2025 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-413	American Century One Choice 2025 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPT	American Century One Choice 2025 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-404	American Century One Choice 2030 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-414	American Century One Choice 2030 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPV	American Century One Choice 2030 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-406	American Century One Choice 2035 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-416	American Century One Choice 2035 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPW	American Century One Choice 2035 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-407	American Century One Choice 2040 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-417	American Century One Choice 2040 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPX	American Century One Choice 2040 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-408	American Century One Choice 2045 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-418	American Century One Choice 2045 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPY	American Century One Choice 2045 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-409	American Century One Choice 2050 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-419	American Century One Choice 2050 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRC	American Century One Choice 2050 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-437	American Century One Choice 2055 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-436	American Century One Choice 2055 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRF	American Century One Choice 2055 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-CKR	American Century One Choice 2060 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-CKT	American Century One Choice 2060 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRG	American Century One Choice 2060 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-426	American Century One Choice In Retirement Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-427	American Century One Choice In Retirement Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRH	American Century One Choice In Retirement Portfolio	R6	International Equity Fund	American Century Investment Management, Inc.
06-380	American Century Real Estate Fund	A*	Sector Equity Fund	American Century Investment Management, Inc.
06-269	American Century Real Estate Fund	Investor	Sector Equity Fund	American Century Investment Management, Inc.
06-CRK	American Century Real Estate Fund	R6	Sector Equity Fund	American Century Investment Management, Inc.
06-240	American Century Select	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-440	American Century Select	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-200	American Century Small Cap Growth	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-390	American Century Small Cap Value Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-470	American Century Small Cap Value Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-CRM	American Century Small Cap Value Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-385	American Century Small Company	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-400	American Century Strategic Allocation: Aggressive Fund	A*	Allocation Fund	American Century Investment Management, Inc.
06-480	American Century Strategic Allocation: Aggressive Fund	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRN	American Century Strategic Allocation: Aggressive Fund	R6	Allocation Fund	American Century Investment Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-405	American Century Strategic Allocation: Conservative Fund	A*	Allocation Fund	American Century Investment Management, Inc.
06-485	American Century Strategic Allocation: Conservative Fund	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRP	American Century Strategic Allocation: Conservative Fund	R6	Allocation Fund	American Century Investment Management, Inc.
06-415	American Century Strategic Allocation: Moderate Fund	A*	Allocation Fund	American Century Investment Management, Inc.
06-490	American Century Strategic Allocation: Moderate Fund	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRR	American Century Strategic Allocation: Moderate Fund	R6	Allocation Fund	American Century Investment Management, Inc.
06-430	American Century Ultra Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-450	American Century Ultra Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-CRT	American Century Ultra Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-698	American Century Value	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-696	American Century Value	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-410	American Century VP Capital Appreciation Fund	I	U.S. Equity Fund	American Century Investment Management, Inc.
06-957	American Funds 2010 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-958	American Funds 2010 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CRV	American Funds 2010 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-959	American Funds 2015 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-969	American Funds 2015 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CRW	American Funds 2015 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-971	American Funds 2020 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-972	American Funds 2020 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CRX	American Funds 2020 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-973	American Funds 2025 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-974	American Funds 2025 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CRY	American Funds 2025 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-976	American Funds 2030 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-977	American Funds 2030 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTC	American Funds 2030 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-978	American Funds 2035 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-979	American Funds 2035 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTF	American Funds 2035 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-981	American Funds 2040 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-982	American Funds 2040 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTG	American Funds 2040 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-983	American Funds 2045 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-984	American Funds 2045 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTH	American Funds 2045 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-996	American Funds 2050 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-997	American Funds 2050 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTJ	American Funds 2050 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-998	American Funds 2055 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-999	American Funds 2055 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTK	American Funds 2055 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-CGC	American Funds 2060 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-CGF	American Funds 2060 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CTM	American Funds 2060 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-182	American Funds AMCAP Fund	R3	U.S. Equity Fund	Capital Research and Management Company
06-207	American Funds AMCAP Fund	R4	U.S. Equity Fund	Capital Research and Management Company
06-CTN	American Funds AMCAP Fund	R6	U.S. Equity Fund	Capital Research and Management Company
06-447	American Funds American Balanced Fund	R3	Allocation Fund	Capital Research and Management Company
06-446	American Funds American Balanced Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTP	American Funds American Balanced Fund	R6	Allocation Fund	Capital Research and Management Company
06-184	American Funds American High Income Trust	R3	Taxable Bond Fund	Capital Research and Management Company
06-208	American Funds American High Income Trust	R4	Taxable Bond Fund	Capital Research and Management Company
06-3MC	American Funds American High-Income Trust	R6	Taxable Bond Fund	Capital Research and Management Company
06-3MK	American Funds American Mutual Fund	R4	U.S. Equity Fund	Capital Research and Management Company
06-3M3	American Funds American Mutual Fund	R6	U.S. Equity Fund	Capital Research and Management Company
06-3MM	American Funds Capital Income Builder	R4	Allocation Fund	Capital Research and Management Company
06-3M6	American Funds Capital Income Builder	R6	Allocation Fund	Capital Research and Management Company
06-GFN	American Funds Capital World Bond Fund	R6	International Equity Fund	Capital Research and Management Company
06-183	American Funds Capital World Growth and Income Fund	R3	International Equity Fund	Capital Research and Management Company
06-211	American Funds Capital World Growth and Income Fund	R4	International Equity Fund	Capital Research and Management Company
06-CTR	American Funds Capital World Growth and Income Fund	R6	International Equity Fund	Capital Research and Management Company
06-181	American Funds EuroPacific Growth Fund	R3	International Equity Fund	Capital Research and Management Company
06-212	American Funds EuroPacific Growth Fund	R4	International Equity Fund	Capital Research and Management Company
06-296	American Funds EuroPacific Growth Fund	R5	International Equity Fund	Capital Research and Management Company
06-CTT	American Funds EuroPacific Growth Fund	R6	International Equity Fund	Capital Research and Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-213	American Funds Fundamental Investors	R3	U.S. Equity Fund	Capital Research and Management Company
06-214	American Funds Fundamental Investors	R4	U.S. Equity Fund	Capital Research and Management Company
06-CTV	American Funds Fundamental Investors	R6	U.S. Equity Fund	Capital Research and Management Company
06-3M9	American Funds Global Balanced Fund	R6	Allocation Fund	Capital Research and Management Company
06-3G9	American Funds Inflation Linked Bond Fund	R6	Taxable Bond Fund	Capital Research and Management Company
06-186	American Funds Intermediate Bond Fund of America	R3	Taxable Bond Fund	Capital Research and Management Company
06-209	American Funds Intermediate Bond Fund of America	R4	Taxable Bond Fund	Capital Research and Management Company
06-GKH	American Funds Intermediate Bond Fund of America	R6	Taxable Bond Fund	Capital Research and Management Company
06-3M4	American Funds International Growth and Income Fund	R6	International Equity Fund	Capital Research and Management Company
06-3GH	American Funds Investment Company of America	R6	U.S. Equity Fund	Capital Research and Management Company
06-502	American Funds New Perspective Fund	R3	International Equity Fund	Capital Research and Management Company
06-503	American Funds New Perspective Fund	R4	International Equity Fund	Capital Research and Management Company
06-CTW	American Funds New Perspective Fund	R6	International Equity Fund	Capital Research and Management Company
06-691	American Funds New World Fund	R3	International Equity Fund	Capital Research and Management Company
06-689	American Funds New World Fund	R4	International Equity Fund	Capital Research and Management Company
06-CTX	American Funds New World Fund	R6	International Equity Fund	Capital Research and Management Company
06-333	American Funds SMALLCAP World Fund	R3	International Equity Fund	Capital Research and Management Company
06-332	American Funds SMALLCAP World Fund	R4	International Equity Fund	Capital Research and Management Company
06-CTY	American Funds SMALLCAP World Fund	R6	International Equity Fund	Capital Research and Management Company
06-39V	American Funds The Bond Fund of America	R6	Taxable Bond Fund	Capital Research and Management Company
06-179	American Funds The Growth Fund of America	R3	U.S. Equity Fund	Capital Research and Management Company
06-216	American Funds The Growth Fund of America	R4	U.S. Equity Fund	Capital Research and Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CVC	American Funds The Growth Fund of America	R6	U.S. Equity Fund	Capital Research and Management Company
06-3MN	American Funds The Income Fund of America	R4	Allocation Fund	Capital Research and Management Company
06-3M7	American Funds The Income Fund of America	R6	Allocation Fund	Capital Research and Management Company
06-3KY	American Funds The New Economy Fund	R6	U.S. Equity Fund	Capital Research and Management Company
06-3TK	American Funds U.S. Government Securities Fund	R6	Taxable Bond Fund	Capital Research and Management Company
06-449	American Funds Washington Mutual Investors Fund	R3	U.S. Equity Fund	Capital Research and Management Company
06-448	American Funds Washington Mutual Investors Fund	R4	U.S. Equity Fund	Capital Research and Management Company
06-CVF	American Funds Washington Mutual Investors Fund	R6	U.S. Equity Fund	Capital Research and Management Company
06-846	AMG Managers Cadence Mid Cap Fund	Investor	U.S. Equity Fund	AMG Funds, LLC
06-199	AMG Managers Cadence Mid Cap Fund	Service	U.S. Equity Fund	AMG Funds, LLC
06-FXW	AMG Renaissance Large Cap Growth Fund	N	U.S. Equity Fund	AMG Funds, LLC
06-AAA	AQR Emerging Multi-Style Fund	N	International Equity Fund	AQR Capital Management, LLC
06-BBB	AQR International Multi-Style Fund	N	International Equity Fund	AQR Capital Management, LLC
06-CCC	AQR Large Cap Multi-Style Fund	N	U.S. Equity Fund	AQR Capital Management, LLC
06-CCF	AQR Small Cap Multi-Style Fund	N	U.S. Equity Fund	AQR Capital Management, LLC
06-335	Ariel Appreciation Fund	Investor	U.S. Equity Fund	Ariel Investments, LLC
06-330	Ariel Fund	Investor	U.S. Equity Fund	Ariel Investments, LLC
06-CKV	Ariel International Fund	Investor	International Equity Fund	Ariel Investments, LLC
06-082	Ave Maria Growth Fund	No Load	U.S. Equity Fund	Schwartz Investment Cousel, Inc.
06-084	Ave Maria Rising Dividend Fund	No Load	U.S. Equity Fund	Schwartz Investment Cousel, Inc.
06-081	Ave Maria Value Fund	No Load	U.S. Equity Fund	Schwartz Investment Cousel, Inc.
06-085	Ave Maria World Equity Fund	No Load	International Equity Fund	Schwartz Investment Cousel, Inc.
06-47Y	Baron Asset	R6	U.S. Equity Fund	Baron Capital
06-3J9	Baron Emerging Markets Fund	R6	International Equity Fund	BAMCO, Inc.
06-46J	BlackRock Advg Small Cap Gr	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-529	BlackRock Advisor Small Cap Growth Equity Portfolio	Institutional	U.S. Equity Fund	Blackrock Advisors, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-587	BlackRock Equity Dividend Fund	Institutional	U.S. Equity Fund	Blackrock Advisors, LLC
06-FRW	BlackRock Equity Dividend Fund	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-528	BlackRock Global Allocation Fund	Institutional	U.S. Equity Fund	Blackrock Advisors, LLC
06-FRX	BlackRock Global Allocation Fund	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-527	BlackRock Global Allocation Fund	R	U.S. Equity Fund	Blackrock Advisors, LLC
06-CVH	BlackRock Global Dividend Portfolio	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-588	BlackRock GNMA Portfolio	Service	Taxable Bond Fund	Blackrock Advisors, LLC
06-CGM	BlackRock Health Sciences Opportunities Portfolio	Institutional	Sector Equity Fund	Blackrock Advisors, LLC
06-CVJ	BlackRock Health Sciences Opportunities Portfolio	K	Sector Equity Fund	Blackrock Advisors, LLC
06-CGN	BlackRock Health Sciences Opportunities Portfolio	R	Sector Equity Fund	Blackrock Advisors, LLC
06-33K	BlackRock High Yield Bond Portfolio	K	Taxable Bond Fund	Blackrock Advisors, LLC
06-CHR	BlackRock High Yield Bond Portfolio	R	Taxable Bond Fund	Blackrock Advisors, LLC
06-CHP	BlackRock High Yield Bond Portfolio	Service	Taxable Bond Fund	Blackrock Advisors, LLC
06-3N3	BlackRock Inflation Protected Bond Fund	K	Taxable Bond Fund	Blackrock Advisors, LLC
06-CVM	BlackRock LifePath Index 2025 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVN	BlackRock LifePath Index 2030 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVP	BlackRock LifePath Index 2035 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVR	BlackRock LifePath Index 2040 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVT	BlackRock LifePath Index 2045 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVV	BlackRock LifePath Index 2050 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVW	BlackRock LifePath Index 2055 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVX	BlackRock LifePath Index 2060 Fund	K	Allocation Fund	Blackrock Advisors, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CVY	BlackRock LifePath Index Retirement Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-GHG	BlackRock Mid-Cap Growth Equity Portfolio Fund	Institutional	U.S. Equity Fund	Blackrock Advisors, LLC
06-GHH	BlackRock Mid-Cap Growth Equity Portfolio Fund	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-GHJ	BlackRock Mid-Cap Growth Equity Portfolio Fund	R	U.S. Equity Fund	Blackrock Advisors, LLC
06-FRY	BlackRock Multi-Asset Income Fund	A*	Allocation Fund	Blackrock Advisors, LLC
06-FTF	BlackRock Multi-Asset Income Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-FTG	BlackRock Strategic Income Opportunities Portfolio	A*	Taxable Bond Fund	Blackrock Advisors, LLC
06-FTH	BlackRock Strategic Income Opportunities Portfolio	K	Taxable Bond Fund	Blackrock Advisors, LLC
06-093	BlackRock Total Return Fund	A*	Taxable Bond Fund	Blackrock Advisors, LLC
06-CWC	BlackRock Total Return Fund	K	Taxable Bond Fund	Blackrock Advisors, LLC
06-901	BlackRock Total Return Fund	R	Taxable Bond Fund	Blackrock Advisors, LLC
06-FPG	BMO Aggressive Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNH	BMO Aggressive Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNT	BMO Aggressive Allocation Fund	Y	Allocation Fund	BMO Funds
06-FPH	BMO Balanced Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNJ	BMO Balanced Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNV	BMO Balanced Allocation Fund	Y	Allocation Fund	BMO Funds
06-FPJ	BMO Conservative Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNK	BMO Conservative Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNW	BMO Conservative Allocation Fund	Y	Allocation Fund	BMO Funds
06-FPK	BMO Growth Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNM	BMO Growth Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNX	BMO Growth Allocation Fund	Y	Allocation Fund	BMO Funds
06-33F	BMO Large-Cap Growth Fund	R6	U.S. Equity Fund	BMO Funds
06-33H	BMO Large-Cap Growth Fund	Y	U.S. Equity Fund	BMO Funds
06-FRG	BMO Mid-Cap Growth Fund	A*	U.S. Equity Fund	BMO Funds

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FRF	BMO Mid-Cap Value Fund	A*	U.S. Equity Fund	BMO Funds
06-FTJ	BMO Mid-Cap Value Fund	R6	U.S. Equity Fund	BMO Funds
06-FPM	BMO Moderate Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNN	BMO Moderate Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNY	BMO Moderate Allocation Fund	Y	Allocation Fund	BMO Funds
06-FRH	BMO Small-Cap Growth Fund	A*	U.S. Equity Fund	BMO Funds
06-956	BMO Small-Cap Value Fund	A*	U.S. Equity Fund	BMO Funds
06-FTK	BMO Small-Cap Value Fund	R6	U.S. Equity Fund	BMO Funds
06-33G	BMO TCH Core Plus Bond Fund	I	Taxable Bond Fund	BMO Funds
06-33J	BMO TCH Core Plus Bond Fund	Y	Taxable Bond Fund	BMO Funds
06-47M	BNY Mellon Bond Market Index	I	Taxable Bond Fund	Dreyfus
06-CCY	BNY Mellon Natural Resources Fund	I	Sector Equity Fund	Dreyfus Corporation
06-39Y	BNY Mellon Natural Resources Fund	Y	Sector Equity Fund	Dreyfus Corporation
06-3WY	BNY Mellon Sustainable U.S. Equity Fund	Y	U.S. Equity Fund	Dreyfus
06-709	BrandywineGLOBAL – Global Opportunities Bond Fund	FI	Taxable Bond Fund	Legg Mason Partners Fund Advisor, LLC
06-3G3	BrandywineGLOBAL – Global Opportunities Bond Fund	IS	Taxable Bond Fund	Legg Mason Partners Fund Advisor, LLC
06-714	BrandywineGLOBAL – Global Opportunities Bond Fund	R	Taxable Bond Fund	Legg Mason Partners Fund Advisor, LLC
06-4FJ	Calvert Balanced	R6	U.S. Equity Fund	Calvert Research and Management
06-345	Calvert Equity Portfolio	A*	U.S. Equity Fund	Calvert Research and Management
06-340	Calvert Income Fund	A*	Taxable Bond Fund	Calvert Research and Management
06-4FN	Calvert Small Cap	R6	U.S. Equity Fund	Calvert Research and Management
06-516	Calvert Small Cap Fund	A*	U.S. Equity Fund	Calvert Research and Management
06-3FX	Calvert US Large Cap Core Responsible Index Fund	R6	U.S. Equity Fund	Calvert Research and Management
06-520	Calvert VP SRI Mid Cap Growth Portfolio	No Load	U.S. Equity Fund	Calvert Research and Management

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FRN	Catholic Investor Core Bond Fund	Institutional	U.S. Equity Fund	Knights of Columbus Asset Advisors, LLC
06-FRP	Catholic Investor International Equity Fund	Institutional	International Equity Fund	Knights of Columbus Asset Advisors, LLC
06-FRR	Catholic Investor Large Cap Growth Fund	Institutional	U.S. Equity Fund	Knights of Columbus Asset Advisors, LLC
06-FRT	Catholic Investor Large Cap Value Fund	Institutional	U.S. Equity Fund	Knights of Columbus Asset Advisors, LLC
06-FRV	Catholic Investor Small Cap Equity Fund	Institutional	U.S. Equity Fund	Knights of Columbus Asset Advisors, LLC
06-711	ClearBridge Aggressive Growth Fund	FI	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-716	ClearBridge Aggressive Growth Fund	R	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-712	ClearBridge Appreciation Fund	FI	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-3G6	ClearBridge Appreciation Fund	IS	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-717	ClearBridge Appreciation Fund	R	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-3XJ	ClearBridge International Growth Fund	IS	International Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJR	ClearBridge International Value Fund	A*	International Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJT	ClearBridge International Value Fund	IS	International Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJV	ClearBridge Large Cap Growth Fund	A*	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJW	ClearBridge Large Cap Growth Fund	IS	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJX	ClearBridge Large Cap Growth Fund	R	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-47N	ClearBridge Mid Cap	I	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-3XF	ClearBridge Sustainability Leaders Fund	IS	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-3KT	Cohen & Steers Real Estate Securities Fund, Inc.	Z	Sector Equity Fund	Cohen & Steers Capital Management, Inc.
06-3KV	Cohen & Steers Realty Shares Fund	No Load	Sector Equity Fund	Cohen & Steers Capital Management, Inc.
06-CWF	Columbia Acorn International Fund	Institutional 3	International Equity Fund	Columbia Management Investment Advisers, LLC
06-693	Columbia Acorn International Fund	A*	International Equity Fund	Columbia Management Investment Advisers, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-863	Columbia Acorn International Fund	Advisor	International Equity Fund	Columbia Management Investment Advisers, LLC
06-692	Columbia Acorn International Fund	Institutional	International Equity Fund	Columbia Management Investment Advisers, LLC
06-902	Columbia Contrarian Core Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-095	Columbia Contrarian Core Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-46K	Columbia Contrarian Core Inst3	Institutional 3	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-4FK	Columbia Dividend Income	I3	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-903	Columbia Dividend Income Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-096	Columbia Dividend Income Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-438	Columbia Emerging Markets Bond Fund	A*	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-444	Columbia Emerging Markets Bond Fund	Institutional	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-CWG	Columbia Emerging Markets Bond Fund	Institutional 3	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-334	Columbia Mid Cap Index Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-FTM	Columbia Overseas Value Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-FTN	Columbia Overseas Value Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-FTP	Columbia Overseas Value Fund	Institutional 3	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-914	Columbia Quality Income Fund	A*	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-947	Columbia Quality Income Fund	Advisor	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-FTT	Columbia Quality Income Fund	Institutional 3	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-904	Columbia Select Global Growth Fund	A*	International Equity Fund	Columbia Management Investment Advisers, LLC
06-097	Columbia Select Global Growth Fund	Advisor	International Equity Fund	Columbia Management Investment Advisers, LLC
06-912	Columbia Select Large Cap Value Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-099	Columbia Select Large Cap Value Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-911	Columbia Select Mid Cap Value Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-098	Columbia Select Mid Cap Value Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-913	Columbia Select Small Cap Value Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-946	Columbia Select Small Cap Value Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-CNX	Columbia Select Small Cap Value Fund	Institutional	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-441	Columbia Seligman Communications and Information Fund	A*	Sector Equity Fund	Columbia Management Investment Advisers, LLC
06-869	Columbia Seligman Communications and Information Fund	Advisor	Sector Equity Fund	Columbia Management Investment Advisers, LLC
06-443	Columbia Seligman Communications and Information Fund	Institutional	Sector Equity Fund	Columbia Management Investment Advisers, LLC
06-FTR	Columbia Seligman Communications and Information Fund	Institutional 3	Sector Equity Fund	Columbia Management Investment Advisers, LLC
06-336	Columbia Small Cap Index Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-551	CRM Mid Cap Value	Investor	U.S. Equity Fund	Cramer Rosenthal McGlynn, LLC
06-552	CRM Small Cap Value	Investor	U.S. Equity Fund	Cramer Rosenthal McGlynn, LLC
06-029	Crossmark Steward Global Equity Income Fund	A*	International Equity Fund	Crossmark Global Investments, Inc.
06-030	Crossmark Steward Large Cap Enhanced Index Fund	A*	U.S. Equity Fund	Crossmark Global Investments, Inc.
06-031	Crossmark Steward Small-Mid Cap Enhanced Index Fund	A*	U.S. Equity Fund	Crossmark Global Investments, Inc.
06-3YK	Delaware Emerging Markets Fund	R6	International Equity Fund	Delaware Management Company
06-3GP	Delaware Small Cap Core Fund	R6	U.S. Equity Fund	Delaware Management Company
06-3CN	Delaware Small Cap Value Fund	R6	U.S. Equity Fund	Delaware Management Company
06-GKJ	DFA Commodity Strategy Portfolio	Institutional	Commodities	Dimensional Fund Advisors, LP
06-3F9	DFA Emerging Markets Core Equity Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-CWJ	DFA Emerging Markets Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3CV	DFA Emerging Markets Sustainability Core 1 Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-988	DFA Emerging Markets Value	R2	International Equity Fund	Dimensional Fund Advisors, LP
06-3C4	DFA Five-Year Global Fixed Income Portfolio	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-CWK	DFA Global Allocation 25/75 Portfolio	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-989	DFA Global Allocation 25/75 Portfolio	R2	Allocation Fund	Dimensional Fund Advisors, LP
06-CWM	DFA Global Allocation 60/40 Portfolio	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-991	DFA Global Allocation 60/40 Portfolio	R2	Allocation Fund	Dimensional Fund Advisors, LP
06-CWN	DFA Global Equity Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-992	DFA Global Equity Portfolio	R2	International Equity Fund	Dimensional Fund Advisors, LP
06-3CW	DFA Global Real Estate Securities Portfolio	NA	Sector Equity Fund	Dimensional Fund Advisors, LP
06-GKK	DFA Inflation-Protected Securities Portfolio	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-4FV	DFA Interm Gov Fixed Inc	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-CWP	DFA International Core Equity Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-CWR	DFA International Small Company Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-3C7	DFA International Sustainability Core 1 Portfolio	NA	International Equity Fund	Dimensional Fund Advisors, LP
06-993	DFA International Value	R2	International Equity Fund	Dimensional Fund Advisors, LP
06-CWT	DFA Investment Grade Portfolio	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-CWV	DFA Real Estate Securities Portfolio	Institutional	Sector Equity Fund	Dimensional Fund Advisors, LP
06-CWW	DFA U.S. Large Cap Growth Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-3C3	DFA U.S. Large Cap Value Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-CWX	DFA U.S. Large Company Portfolio	N/A	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-3YM	DFA U.S. Micro Cap Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-CWY	DFA U.S. Small Cap Growth Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-GFK	DFA U.S. Small Cap Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-3C6	DFA U.S. Sustainability Core 1 Portfolio	N/A	U.S. Equity Fund	Dimensional Fund Advisors, LP

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CXC	DFA U.S. Targeted Value Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-994	DFA U.S. Targeted Value Portfolio	R2	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-CXF	DFA World Ex U.S. Government Fixed Income Portfolio	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-3PJ	Dimensional 2005 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PK	Dimensional 2010 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PM	Dimensional 2015 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PN	Dimensional 2020 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PP	Dimensional 2025 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PR	Dimensional 2030 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PT	Dimensional 2035 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PV	Dimensional 2040 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PW	Dimensional 2045 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PX	Dimensional 2050 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PY	Dimensional 2055 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3R3	Dimensional 2060 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3R4	Dimensional Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-FNF	DWS CROCI U.S. Fund	A*	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-FNG	DWS CROCI U.S. Fund	S	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-3VN	DWS Emerging Markets Equity Fund	A*	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-3VJ	DWS Emerging Markets Equity Fund	R6	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-3VP	DWS Emerging Markets Equity Fund	S	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-916	DWS Enhanced Commodity Strategy Fund	A*	Commodities	DWS Inv Mgmt Americas, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-608	DWS Enhanced Commodity Strategy Fund	S	Commodities	DWS Inv Mgmt Americas, Inc.
06-FPY	DWS GNMA Fund	A*	Taxable Bond Fund	DWS Inv Mgmt Americas, Inc.
06-FRC	DWS GNMA Fund	S	Taxable Bond Fund	DWS Inv Mgmt Americas, Inc.
06-622	DWS Mid Cap Value Fund	A*	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-632	DWS Mid Cap Value Fund	S	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-917	DWS RREEF Global Infrastructure Fund	A*	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-614	DWS RREEF Global Infrastructure Fund	S	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-621	DWS RREEF Real Assets Fund	A*	Alternative	DWS Inv Mgmt Americas, Inc.
06-631	DWS RREEF Real Assets Fund	S	Alternative	DWS Inv Mgmt Americas, Inc.
06-613	DWS RREEF Real Estate Securities Fund	A*	Sector Equity Fund	DWS Inv Mgmt Americas, Inc.
06-CWH	DWS RREEF Real Estate Securities Fund	R6	Sector Equity Fund	DWS Inv Mgmt Americas, Inc.
06-617	DWS RREEF Real Estate Securities Fund	S	Sector Equity Fund	DWS Inv Mgmt Americas, Inc.
06-GGK	DWS Small Cap Core Fund	A*	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-GGM	DWS Small Cap Core Fund	S	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-788	Federated High Yield Trust	Institutional	Taxable Bond Fund	Federated Investment Management Company
06-GKM	Federated High Yield Trust	R6	Taxable Bond Fund	Federated Investment Management Company
06-918	Federated High Yield Trust	Service	Taxable Bond Fund	Federated Investment Management Company
06-3GV	Federated Institutional High Yield Bond Fund	R6	Taxable Bond Fund	Federated Investment Management Company
06-CHH	Federated International Equity Fund	A*	International Equity Fund	Federated Investment Management Company
06-CHJ	Federated International Equity Fund	IS	International Equity Fund	Federated Investment Management Company
06-065	Federated International Leaders Fund	A*	International Equity Fund	Federated Global Investment Management Corp.
06-049	Federated International Leaders Fund	Institutional	International Equity Fund	Federated Global Investment Management Corp.
06-GKN	Federated International Leaders Fund	R6	International Equity Fund	Federated Global Investment Management Corp.
06-066	Federated Kaufmann Large Cap Fund	A*	U.S. Equity Fund	Federated Equity Mgmt Company of Penn
06-050	Federated Kaufmann Large Cap Fund	Institutional	U.S. Equity Fund	Federated Equity Mgmt Company of Penn

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CXG	Federated Kaufmann Large Cap Fund	R6	U.S. Equity Fund	Federated Equity Mgmt Company of Penn
06-067	Federated MDT All Cap Core Fund	A*	U.S. Equity Fund	Federated MDTA LLC
06-051	Federated MDT All Cap Core Fund	Institutional	U.S. Equity Fund	Federated MDTA LLC
06-3MG	Federated MDT Small Cap Core Fund	R6	U.S. Equity Fund	Federated MDTA LLC
06-FTW	Federated MDT Small Cap Growth Fund	A*	U.S. Equity Fund	Federated MDTA LLC
06-FTV	Federated MDT Small Cap Growth Fund	Institutional	U.S. Equity Fund	Federated MDTA LLC
06-FTX	Federated MDT Small Cap Growth Fund	R6	U.S. Equity Fund	Federated MDTA LLC
06-4FT	Federated MDT SmallCap Core	A*	U.S. Equity Fund	Federated MDTA LLC
06-4FT	Federated MDT SmallCap Core	Institutional	U.S. Equity Fund	Federated MDTA LLC
06-3HR	Fidelity 500 Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-4G3	Fidelity Adv Industrials	Z	Alternative	Fidelity Management & Research Company
06-4G4	Fidelity Adv Intl RealEstate	Z	Alternative	Fidelity Management & Research Company
06-FTY	Fidelity Advisor Balanced Fund	I	Allocation Fund	Fidelity Management & Research Company
06-FVC	Fidelity Advisor Balanced Fund	M	Allocation Fund	Fidelity Management & Research Company
06-FVF	Fidelity Advisor Balanced Fund	Z	Allocation Fund	Fidelity Management & Research Company
06-280	Fidelity Advisor Diversified International Fund	M	International Equity Fund	Fidelity Management & Research Company
06-FVG	Fidelity Advisor Diversified International Fund	Z	International Equity Fund	Fidelity Management & Research Company
06-028	Fidelity Advisor Diversified Stock Fund	Institutional	U.S. Equity Fund	Fidelity Management & Research Company
06-045	Fidelity Advisor Diversified Stock Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-FVH	Fidelity Advisor Diversified Stock Fund	Z	U.S. Equity Fund	Fidelity Management & Research Company
06-255	Fidelity Advisor Dividend Growth Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-34W	Fidelity Advisor Energy Fund	I	Sector Equity Fund	Fidelity Management & Research Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-34X	Fidelity Advisor Energy Fund	M	Sector Equity Fund	Fidelity Management & Research Company
06-120	Fidelity Advisor Equity Growth Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-260	Fidelity Advisor Equity Income Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-GHK	Fidelity Advisor Freedom 2005 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCH	Fidelity Advisor Freedom 2010 Fund	I	Allocation Fund	FMR Co., Inc.
06-195	Fidelity Advisor Freedom 2010 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHM	Fidelity Advisor Freedom 2010 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCJ	Fidelity Advisor Freedom 2015 Fund	I	Allocation Fund	FMR Co., Inc.
06-101	Fidelity Advisor Freedom 2015 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHN	Fidelity Advisor Freedom 2015 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCK	Fidelity Advisor Freedom 2020 Fund	I	Allocation Fund	FMR Co., Inc.
06-102	Fidelity Advisor Freedom 2020 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHP	Fidelity Advisor Freedom 2020 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCM	Fidelity Advisor Freedom 2025 Fund	I	Allocation Fund	FMR Co., Inc.
06-103	Fidelity Advisor Freedom 2025 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHR	Fidelity Advisor Freedom 2025 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCN	Fidelity Advisor Freedom 2030 Fund	I	Allocation Fund	FMR Co., Inc.
06-106	Fidelity Advisor Freedom 2030 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHT	Fidelity Advisor Freedom 2030 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCP	Fidelity Advisor Freedom 2035 Fund	I	Allocation Fund	FMR Co., Inc.
06-107	Fidelity Advisor Freedom 2035 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHV	Fidelity Advisor Freedom 2035 Fund	Z6	Allocation Fund	FMR Co., Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CCR	Fidelity Advisor Freedom 2040 Fund	I	Allocation Fund	FMR Co., Inc.
06-108	Fidelity Advisor Freedom 2040 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHW	Fidelity Advisor Freedom 2040 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCT	Fidelity Advisor Freedom 2045 Fund	I	Allocation Fund	FMR Co., Inc.
06-284	Fidelity Advisor Freedom 2045 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHX	Fidelity Advisor Freedom 2045 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCV	Fidelity Advisor Freedom 2050 Fund	I	Allocation Fund	FMR Co., Inc.
06-286	Fidelity Advisor Freedom 2050 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHY	Fidelity Advisor Freedom 2050 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCW	Fidelity Advisor Freedom 2055 Fund	I	Allocation Fund	FMR Co., Inc.
06-394	Fidelity Advisor Freedom 2055 Fund	M	Allocation Fund	FMR Co., Inc.
06-GJC	Fidelity Advisor Freedom 2055 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCX	Fidelity Advisor Freedom 2060 Fund	I	Allocation Fund	FMR Co., Inc.
06-CHG	Fidelity Advisor Freedom 2060 Fund	M	Allocation Fund	FMR Co., Inc.
06-GJF	Fidelity Advisor Freedom 2060 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCG	Fidelity Advisor Freedom Income Fund	I	Allocation Fund	FMR Co., Inc.
06-111	Fidelity Advisor Freedom Income Fund	M	Allocation Fund	FMR Co., Inc.
06-GJG	Fidelity Advisor Freedom Income Fund	Z6	Allocation Fund	FMR Co., Inc.
06-46H	Fidelity Advisor Freedom® Blend 2015 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43N	Fidelity Advisor Freedom® Blend 2020 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43P	Fidelity Advisor Freedom® Blend 2025 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43R	Fidelity Advisor Freedom® Blend 2030 Fund	Z6	Allocation Fund	FMR Co., Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-43T	Fidelity Advisor Freedom® Blend 2035 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43V	Fidelity Advisor Freedom® Blend 2040 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43W	Fidelity Advisor Freedom® Blend 2045 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43X	Fidelity Advisor Freedom® Blend 2050 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43Y	Fidelity Advisor Freedom® Blend 2055 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-44C	Fidelity Advisor Freedom® Blend 2060 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-44F	Fidelity Advisor Freedom® Blend Income Fund	Z6	Allocation Fund	FMR Co., Inc.
06-265	Fidelity Advisor Growth & Income Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-125	Fidelity Advisor Growth Opportunities Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-155	Fidelity Advisor International Capital Appreciation Fund	M	International Equity Fund	Fidelity Management & Research Company
06-FVJ	Fidelity Advisor International Capital Appreciation Fund	Z	International Equity Fund	Fidelity Management & Research Company
06-232	Fidelity Advisor Leveraged Company Stock Fund	A*	U.S. Equity Fund	Fidelity Management & Research Company
06-233	Fidelity Advisor Leveraged Company Stock Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-3HN	Fidelity Advisor Mid Cap Value Fund	Z	U.S. Equity Fund	Fidelity Management & Research Company
06-295	Fidelity Advisor New Insights Fund	A*	U.S. Equity Fund	Fidelity Management & Research Company
06-166	Fidelity Advisor New Insights Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-FVK	Fidelity Advisor New Insights Fund	Z	U.S. Equity Fund	Fidelity Management & Research Company
06-165	Fidelity Advisor Overseas Fund	M	International Equity Fund	Fidelity Management & Research Company
06-392	Fidelity Advisor Real Estate Fund	A*	Sector Equity Fund	Fidelity SelectCo, LLC
06-047	Fidelity Advisor Real Estate Fund	I	Sector Equity Fund	Fidelity SelectCo, LLC
06-391	Fidelity Advisor Real Estate Fund	M	Sector Equity Fund	Fidelity SelectCo, LLC
06-GKP	Fidelity Advisor Real Estate Income Fund	I	Sector Equity Fund	Fidelity SelectCo, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-393	Fidelity Advisor Small Cap Fund	A*	U.S. Equity Fund	Fidelity Management & Research Company
06-275	Fidelity Advisor Small Cap Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-841	Fidelity Advisor Stock Selector All Cap Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-270	Fidelity Advisor Stock Selector Mid Cap Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-026	Fidelity Advisor Strategic Dividend & Income Fund	I	Allocation Fund	Fidelity Management & Research Company
06-043	Fidelity Advisor Strategic Dividend & Income Fund	M	Allocation Fund	Fidelity Management & Research Company
06-110	Fidelity Advisor Strategic Income Fund	A*	Taxable Bond Fund	Fidelity Management & Research Company
06-027	Fidelity Advisor Total Bond Fund	I	Taxable Bond Fund	Fidelity Management & Research Company
06-044	Fidelity Advisor Total Bond Fund	M	Taxable Bond Fund	Fidelity Management & Research Company
06-FVM	Fidelity Advisor Total Bond Fund	Z	Taxable Bond Fund	Fidelity Management & Research Company
06-322	Fidelity Advisor Value Fund	A*	U.S. Equity Fund	Fidelity Management & Research Company
06-323	Fidelity Advisor Value Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-3WN	Fidelity Emerging Markets Index Fund	N/A	International Equity Fund	Fidelity Management & Research Company
06-3WJ	Fidelity Extended Market Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-4C3	Fidelity Freedom® Index 2005 Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-49Y	Fidelity Freedom® Index 2010 Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-4C4	Fidelity Freedom® Index 2015 Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-4C6	Fidelity Freedom® Index 2020 Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-4C7	Fidelity Freedom® Index 2025 Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-4C9	Fidelity Freedom® Index 2030 Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-4CC	Fidelity Freedom® Index 2035 Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-4CF	Fidelity Freedom® Index 2040 Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-4CG	Fidelity Freedom® Index 2045 Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-4CH	Fidelity Freedom® Index 2050 Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-4CJ	Fidelity Freedom® Index 2055 Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-4CK	Fidelity Freedom® Index 2060 Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-4F3	Fidelity Freedom® Index 2065 Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-4F4	Fidelity Freedom® Index Income Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-3WK	Fidelity Inflation-Protected Bond Index Fund	N/A	Taxable Bond Fund	Fidelity Management & Research Company
06-3HX	Fidelity International Index Fund	N/A	International Equity Fund	Fidelity Management & Research Company
06-3HW	Fidelity Mid Cap Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-3WP	Fidelity Real Estate Index Fund	N/A	Sector Equity Fund	Fidelity Management & Research Company
06-3HV	Fidelity Small Cap Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-3WH	Fidelity Total International Index Fund	N/A	International Equity Fund	Fidelity Management & Research Company
06-3MR	Fidelity Total Market Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-3HT	Fidelity U.S. Bond Index Fund	N/A	Taxable Bond Fund	Fidelity Management & Research Company
06-3X3	Fidelity US Sustainability Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-230	Fidelity VIP Asset Manager Portfolio	Initial	Allocation Fund	Fidelity Management & Research Company
06-245	Fidelity VIP Contrafund Portfolio	Initial	U.S. Equity Fund	Fidelity Management & Research Company
06-205	Fidelity VIP Equity-Income Portfolio	Initial	U.S. Equity Fund	Fidelity Management & Research Company
06-210	Fidelity VIP Growth Portfolio	Initial	U.S. Equity Fund	Fidelity Management & Research Company
06-215	Fidelity VIP High Income Portfolio	Initial	Taxable Bond Fund	Fidelity Management & Research Company
06-220	Fidelity VIP Overseas Portfolio	Initial	International Equity Fund	Fidelity Management & Research Company
06-3VC	First Eagle Global Fund	R6	Allocation Fund	First Eagle Investment Management, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3VF	First Eagle Overseas Fund	R6	International Equity Fund	First Eagle Investment Management, LLC
06-3RY	Franklin DynaTech Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-3T3	Franklin Equity Income Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-819	Franklin Growth Fund	A*	U.S. Equity Fund	Franklin Advisers, Inc.
06-CMX	Franklin Growth Fund	Advisor	U.S. Equity Fund	Franklin Advisers, Inc.
06-818	Franklin Growth Fund	R	U.S. Equity Fund	Franklin Advisers, Inc.
06-CNW	Franklin Growth Opportunities Fund	Advisor	U.S. Equity Fund	Franklin Advisers, Inc.
06-CMW	Franklin Growth Opportunities Fund	R	U.S. Equity Fund	Franklin Advisers, Inc.
06-FXP	Franklin Growth Series	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-719	Franklin Income Fund	Advisor	Allocation Fund	Franklin Advisers, Inc.
06-724	Franklin Income Fund	R	Allocation Fund	Franklin Advisers, Inc.
06-GKR	Franklin Income Fund	R6	Allocation Fund	Franklin Advisers, Inc.
06-3T4	Franklin International Growth Fund	R6	International Equity Fund	Franklin Templeton Institutional LLC
06-3TN	Franklin Managed Income Fund	R6	Allocation Fund	Franklin Advisers, Inc.
06-726	Franklin Mutual Global Discovery Fund	R	International Equity Fund	Franklin Mutual Advisers, LLC
06-FXR	Franklin Mutual Global Discovery Fund	R6	International Equity Fund	Franklin Mutual Advisers, LLC
06-723	Franklin Mutual Global Discovery Fund	Z	International Equity Fund	Franklin Mutual Advisers, LLC
06-3T6	Franklin Mutual Quest Fund	R6	Allocation Fund	Franklin Mutual Advisers, LLC
06-3T7	Franklin Rising Dividends Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-3T9	Franklin Small Cap Growth Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-247	Franklin Small Cap Value Fund	A*	U.S. Equity Fund	Franklin Advisory Services, LLC
06-CMY	Franklin Small Cap Value Fund	Advisor	U.S. Equity Fund	Franklin Advisory Services, LLC
06-248	Franklin Small Cap Value Fund	R	U.S. Equity Fund	Franklin Advisory Services, LLC
06-GKT	Franklin Small Cap Value Fund	R6	U.S. Equity Fund	Franklin Advisory Services, LLC
06-CNC	Franklin Small-Mid Cap Growth Fund	Advisor	U.S. Equity Fund	Franklin Advisers, Inc.
06-890	Franklin Small-Mid Cap Growth Fund	R	U.S. Equity Fund	Franklin Advisers, Inc.
06-3TC	Franklin Small-Mid Cap Growth Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-821	Franklin Strategic Income Fund	A*	Taxable Bond Fund	Franklin Advisers, Inc.
06-CNF	Franklin Strategic Income Fund	Advisor	Taxable Bond Fund	Franklin Advisers, Inc.
06-915	Franklin Strategic Income Fund	R	Taxable Bond Fund	Franklin Advisers, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CXH	Franklin Strategic Income Fund	R6	Taxable Bond Fund	Franklin Advisers, Inc.
06-3RV	Franklin U.S. Government Securities Fund	R6	Taxable Bond Fund	Franklin Advisers, Inc.
06-FPC	Franklin Utilities Fund	Advisor	Sector Equity Fund	Franklin Advisers, Inc.
06-FPN	Franklin Utilities Fund	R	Sector Equity Fund	Franklin Advisers, Inc.
06-FNP	Franklin Utilities Fund	R6	Sector Equity Fund	Franklin Advisers, Inc.
06-GKV	Frost Credit Fund	Institutional	Taxable Bond Fund	Frost Investment Advisors, Inc
06-GKW	Frost Growth Equity Fund	Institutional	U.S. Equity Fund	Frost Investment Advisors, Inc
06-GKX	Frost Total Return Bond Fund	Institutional	Taxable Bond Fund	Frost Investment Advisors, Inc
06-GKY	Frost Value Equity Fund	Institutional	U.S. Equity Fund	Frost Investment Advisors, Inc
06-3GG	Goldman Sachs Emerging Markets Equity Fund	R6	International Equity Fund	Goldman Sachs Asset Management, LP
06-CXJ	Goldman Sachs Financial Square Government Fund	R6	Money Market	Goldman Sachs Asset Management, LP
06-CGJ	Goldman Sachs Financial Square Government Fund	Resource	Money Market	Goldman Sachs Asset Management, LP
06-CGH	Goldman Sachs Financial Square Government Fund	Admin	Money Market	Goldman Sachs Asset Management, LP
06-727	Goldman Sachs Growth Opportunities Fund	Investor	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CXK	Goldman Sachs Growth Opportunities Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-729	Goldman Sachs Growth Opportunities Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-249	Goldman Sachs Growth Strategy Portfolio	Institutional	Allocation Fund	Goldman Sachs Asset Management, LP
06-251	Goldman Sachs Growth Strategy Portfolio	Service	Allocation Fund	Goldman Sachs Asset Management, LP
06-367	Goldman Sachs International Equity Insights Fund	Institutional	International Equity Fund	Goldman Sachs Asset Management, LP
06-CXM	Goldman Sachs International Equity Insights Fund	R6	International Equity Fund	Goldman Sachs Asset Management, LP
06-368	Goldman Sachs International Equity Insights Fund	Service	International Equity Fund	Goldman Sachs Asset Management, LP
06-CKX	Goldman Sachs Large Cap Growth Insights Fund	Investor	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CXN	Goldman Sachs Large Cap Growth Insights Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CKY	Goldman Sachs Large Cap Growth Insights Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-052	Goldman Sachs Large Cap Value Insights Fund	Investor	U.S. Equity Fund	Goldman Sachs Asset Management, LP

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CXP	Goldman Sachs Large Cap Value Insights Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-068	Goldman Sachs Large Cap Value Insights Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-252	Goldman Sachs Mid Cap Value Fund	Institutional	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CXR	Goldman Sachs Mid Cap Value Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-253	Goldman Sachs Mid Cap Value Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-728	Goldman Sachs Satellite Strategies Fund	Investor	Allocation Fund	Goldman Sachs Asset Management, LP
06-842	Goldman Sachs Satellite Strategies Fund	Service	Allocation Fund	Goldman Sachs Asset Management, LP
06-254	Goldman Sachs Small Cap Value Fund	Institutional	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CXT	Goldman Sachs Small Cap Value Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-256	Goldman Sachs Small Cap Value Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-46M	Goldman Sachs Small Cap Eq Insts	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-257	Goldman Sachs Technology Opportunities Fund	Institutional	Sector Equity Fund	Goldman Sachs Asset Management, LP
06-258	Goldman Sachs Technology Opportunities Fund	Service	Sector Equity Fund	Goldman Sachs Asset Management, LP
06-053	Goldman Sachs U.S. Equity Insights Fund	Investor	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-FXT	Goldman Sachs U.S. Equity Insights Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-069	Goldman Sachs U.S. Equity Insights Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-3MT	GuideStone Funds Aggressive Allocation Fund	Investor	International Equity Fund	Guidestone Capital Management
06-3MV	GuideStone Funds Balanced Allocation Fund	Investor	Allocation Fund	Guidestone Capital Management
06-3MW	GuideStone Funds Conservative Allocation Fund	Investor	Allocation Fund	Guidestone Capital Management
06-3MX	GuideStone Funds Defensive Market Strategies Fund	Investor	Allocation Fund	Guidestone Capital Management
06-3YV	GuideStone Funds Emerging Markets Equity Fund	Advisor	International Equity Fund	Guidestone Capital Management
06-3YW	GuideStone Funds Equity Index Fund	Advisor	U.S. Equity Fund	Guidestone Capital Management

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3YX	GuideStone Funds Extended-Duration Bond Fund	Advisor	Taxable Bond Fund	Guidestone Capital Management
06-3YY	GuideStone Funds Global Bond Fund	Advisor	Taxable Bond Fund	Guidestone Capital Management
06-43C	GuideStone Funds Global Real Estate Securities Fund	Advisor	Alternative	Guidestone Capital Management
06-3MY	GuideStone Funds Growth Allocation Fund	Investor	Allocation Fund	Guidestone Capital Management
06-43F	GuideStone Funds Growth Equity Fund	Advisor	U.S. Equity Fund	Guidestone Capital Management
06-43G	GuideStone Funds International Equity Fund	Advisor	International Equity Fund	Guidestone Capital Management
06-43H	GuideStone Funds Medium-Duration Bond Fund	Advisor	Taxable Bond Fund	Guidestone Capital Management
06-43J	GuideStone Funds Small Cap Equity Fund	Advisor	U.S. Equity Fund	Guidestone Capital Management
06-43M	GuideStone Funds Value Equity Fund	Institutional	U.S. Equity Fund	Guidestone Capital Management
06-49R	Harbor Capital Apprec Ret	Retirement	U.S. Equity Fund	Harbor
06-49T	Harbor MidCap Value Ret	Retirement	U.S. Equity Fund	Harbor
06-3YJ	Hartford Core Equity Fund	R6	U.S. Equity Fund	Hartford Funds Management Company, LLC
06-3XH	Hartford Environmental Opportunities Fund	R6	International Equity Fund	Hartford Funds Management Company, LLC
06-3NW	Hartford Schroders International Multi-Cap Value Fund	SDR	International Equity Fund	Hartford Funds Management Company, LLC
06-3NX	Hartford Schroders International Stock Fund	SDR	International Equity Fund	Hartford Funds Management Company, LLC
06-3CT	Hartford Schroders US Small/Mid-Cap Opportunities Fund	R4	U.S. Equity Fund	Hartford Funds Management Company, LLC
06-023	Invesco American Franchise Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-070	Invesco American Value Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-054	Invesco American Value Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-771	Invesco Comstock Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-772	Invesco Comstock Fund	R	U.S. Equity Fund	Invesco Advisers Inc.
06-3G7	Invesco Core Plus Bond Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-3W4	Invesco Corporate Bond Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-816	Invesco Diversified Dividend Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-817	Invesco Diversified Dividend Fund	Investor	U.S. Equity Fund	Invesco Advisers Inc.
06-CXV	Invesco Diversified Dividend Fund	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-835	Invesco Energy Fund	A*	Sector Equity Fund	Invesco Advisers Inc.
06-810	Invesco Energy Fund	Investor	Sector Equity Fund	Invesco Advisers Inc.
06-46C	Invesco Equally-Weighted S&P 500 Fund Class	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-071	Invesco Floating Rate Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-FXV	Invesco Floating Rate Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-055	Invesco Floating Rate Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-845	Invesco Global Health Care Fund	A*	Sector Equity Fund	Invesco Advisers Inc.
06-815	Invesco Global Health Care Fund	Investor	Sector Equity Fund	Invesco Advisers Inc.
06-465	Invesco Global Low Volatility Equity Yield Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-229	Invesco Global Low Volatility Equity Yield Fund	R5	International Equity Fund	Invesco Advisers Inc.
06-193	Invesco International Growth Fund	R	International Equity Fund	Invesco Advisers Inc.
06-192	Invesco International Growth Fund	R5	International Equity Fund	Invesco Advisers Inc.
06-CXW	Invesco International Growth Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-4FY	Invesco Intl Small Company	R6	International Equity Fund	Invesco Advisers Inc.
06-315	Invesco Mid Cap Core Equity Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-495	Invesco Mid Cap Core Equity Fund	R	U.S. Equity Fund	Invesco Advisers Inc.
06-024	Invesco Mid Cap Growth Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-493	Invesco Mid Cap Growth Fund	R	U.S. Equity Fund	Invesco Advisers Inc.
06-494	Invesco Mid Cap Growth Fund	R5	U.S. Equity Fund	Invesco Advisers Inc.
06-924	Invesco Oppenheimer Active Allocation Fund	A*	Allocation Fund	Invesco Advisers Inc.
06-893	Invesco Oppenheimer Active Allocation Fund	Y	Allocation Fund	Invesco Advisers Inc.
06-466	Invesco Oppenheimer Developing Markets Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-DDD	Invesco Oppenheimer Developing Markets Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-571	Invesco Oppenheimer Developing Markets Fund	Y	International Equity Fund	Invesco Advisers Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3F3	Invesco Oppenheimer Discovery Mid Cap Growth Fund	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-763	Invesco Oppenheimer Global Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-FYV	Invesco Oppenheimer Global Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-752	Invesco Oppenheimer Global Fund	Y	International Equity Fund	Invesco Advisers Inc.
06-556	Invesco Oppenheimer Global Opportunities Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-FYW	Invesco Oppenheimer Global Opportunities Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-843	Invesco Oppenheimer Global Opportunities Fund	Y	International Equity Fund	Invesco Advisers Inc.
06-288	Invesco Oppenheimer Global Strategic Income Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-751	Invesco Oppenheimer Global Strategic Income Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-463	Invesco Oppenheimer Gold & Special Minerals Fund	A*	Sector Equity Fund	Invesco Advisers Inc.
06-34Y	Invesco Oppenheimer Gold & Special Minerals Fund	R6	Sector Equity Fund	Invesco Advisers Inc.
06-753	Invesco Oppenheimer Gold & Special Minerals Fund	Y	Sector Equity Fund	Invesco Advisers Inc.
06-297	Invesco Oppenheimer International Bond Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-FYX	Invesco Oppenheimer International Bond Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-754	Invesco Oppenheimer International Bond Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-319	Invesco Oppenheimer International Growth Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-FNC	Invesco Oppenheimer International Growth Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-756	Invesco Oppenheimer International Growth Fund	Y	International Equity Fund	Invesco Advisers Inc.
06-764	Invesco Oppenheimer International Small-Mid Company Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-FCC	Invesco Oppenheimer International Small-Mid Company Fund	R6	International Equity Fund	Invesco Advisers Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-757	Invesco Oppenheimer International Small-Mid Company Fund	Y	International Equity Fund	Invesco Advisers Inc.
06-766	Invesco Oppenheimer Main Street All Cap Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-758	Invesco Oppenheimer Main Street All Cap Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-262	Invesco Oppenheimer Main Street Mid Cap Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-759	Invesco Oppenheimer Main Street Mid Cap Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-767	Invesco Oppenheimer Mid Cap Value Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-FYY	Invesco Oppenheimer Mid Cap Value Fund	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-761	Invesco Oppenheimer Mid Cap Value Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-078	Invesco Oppenheimer Senior Floating Rate Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-GCC	Invesco Oppenheimer Senior Floating Rate Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-062	Invesco Oppenheimer Senior Floating Rate Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-926	Invesco Oppenheimer Total Return Bond Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-894	Invesco Oppenheimer Total Return Bond Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-317	Invesco Oppenheimer Value Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-762	Invesco Oppenheimer Value Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-320	Invesco Small Cap Growth Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-595	Invesco Small Cap Growth Fund	R	U.S. Equity Fund	Invesco Advisers Inc.
06-CXX	Invesco Small Cap Growth Fund	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-855	Invesco Technology Fund	A*	Sector Equity Fund	Invesco Advisers Inc.
06-805	Invesco Technology Fund	Investor	Sector Equity Fund	Invesco Advisers Inc.
06-814	Invesco Value Opportunities Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-813	Invesco Value Opportunities Fund	R	U.S. Equity Fund	Invesco Advisers Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3VK	iShares MSCI EAFE International Index Fund	K	International Equity Fund	Blackrock Advisors LLC
06-46N	iShares MSCI Total Intl Idx	K	International Equity Fund	Blackrock Advisors LLC
06-46P	iShares Russell 1000LgCp Idx	K	U.S. Equity Fund	Blackrock Advisors LLC
06-3GR	iShares Russell 2000 Small-Cap Index Fund	K	International Equity Fund	Blackrock Advisors LLC
06-3GM	iShares Russell Mid-Cap Index Fund	K	International Equity Fund	Blackrock Advisors LLC
06-3G4	iShares S&P 500 Index Fund	K	U.S. Equity Fund	Blackrock Advisors LLC
06-3XR	iShares Total U.S. Stock Market Index Fund	K	U.S. Equity Fund	Blackrock Advisors LLC
06-3VM	iShares U.S. Aggregate Bond Index Fund	K	Taxable Bond Fund	Blackrock Advisors LLC
06-007	Ivy Asset Strategy Fund	R	Allocation Fund	Ivy Investment Management Co.
06-008	Ivy Asset Strategy Fund	Y	Allocation Fund	Ivy Investment Management Co.
06-CXY	Ivy Balanced Fund	N	Allocation Fund	Ivy Investment Management Co.
06-009	Ivy Balanced Fund	R	Allocation Fund	Ivy Investment Management Co.
06-010	Ivy Balanced Fund	Y	Allocation Fund	Ivy Investment Management Co.
06-3XY	Ivy Emerging Markets Equity Fund	N	International Equity Fund	Ivy Investment Management Co.
06-CGP	Ivy Energy Fund	R	Sector Equity Fund	Ivy Investment Management Co.
06-CGR	Ivy Energy Fund	Y	Sector Equity Fund	Ivy Investment Management Co.
06-GMF	Ivy High Income Fund	N	Taxable Bond Fund	Ivy Investment Management Co.
06-011	Ivy High Income Fund	R	Taxable Bond Fund	Ivy Investment Management Co.
06-012	Ivy High Income Fund	Y	Taxable Bond Fund	Ivy Investment Management Co.
06-3VY	Ivy Mid Cap Growth Fund	N	U.S. Equity Fund	Ivy Investment Management Co.
06-GMG	Ivy Science and Technology Fund	N	Sector Equity Fund	Ivy Investment Management Co.
06-CGT	Ivy Science and Technology Fund	R	Sector Equity Fund	Ivy Investment Management Co.
06-CGV	Ivy Science and Technology Fund	Y	Sector Equity Fund	Ivy Investment Management Co.
06-FNR	Ivy Small Cap Core Fund	N	U.S. Equity Fund	Ivy Investment Management Co.
06-FPP	Ivy Small Cap Core Fund	R	U.S. Equity Fund	Ivy Investment Management Co.
06-FPF	Ivy Small Cap Core Fund	Y	U.S. Equity Fund	Ivy Investment Management Co.
06-CYC	Janus Henderson Balanced Fund	N	Allocation Fund	Janus Capital Management LLC
06-612	Janus Henderson Balanced Fund	R	Allocation Fund	Janus Capital Management LLC
06-611	Janus Henderson Balanced Portfolio	Service	Allocation Fund	Janus Capital Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CMC	Janus Henderson Enterprise Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-CYF	Janus Henderson Enterprise Fund	N	U.S. Equity Fund	Janus Capital Management LLC
06-CMF	Janus Henderson Enterprise Fund	S	U.S. Equity Fund	Janus Capital Management LLC
06-CYG	Janus Henderson Flexible Bond Fund	N	Taxable Bond Fund	Janus Capital Management LLC
06-601	Janus Henderson Flexible Bond Portfolio	Institutional	Taxable Bond Fund	Janus Capital Management LLC
06-603	Janus Henderson Forty Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-154	Janus Henderson Forty Fund	R	U.S. Equity Fund	Janus Capital Management LLC
06-GMH	Janus Henderson Global Equity Income Fund	A*	International Equity Fund	Janus Capital Management LLC
06-GMJ	Janus Henderson Global Equity Income Fund	N	International Equity Fund	Janus Capital Management LLC
06-GMK	Janus Henderson Global Equity Income Fund	S	International Equity Fund	Janus Capital Management LLC
06-3WT	Janus Henderson Global Life Sciences Fund	N	Sector Equity Fund	Janus Capital Management LLC
06-CGW	Janus Henderson Global Life Sciences Fund	S	Sector Equity Fund	Janus Capital Management LLC
06-CGX	Janus Henderson Global Life Sciences Fund	T	Sector Equity Fund	Janus Capital Management LLC
06-600	Janus Henderson Global Research Portfolio	Institutional	International Equity Fund	Janus Capital Management LLC
06-3CM	Janus Henderson Global Technology Fund	N	Sector Equity Fund	Janus Capital Management LLC
06-156	Janus Henderson Growth and Income Fund	R	U.S. Equity Fund	Janus Capital Management LLC
06-604	Janus Henderson Mid Cap Value Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-261	Janus Henderson Mid Cap Value Fund	R	U.S. Equity Fund	Janus Capital Management LLC
06-259	Janus Henderson Mid Cap Value Portfolio	Service	U.S. Equity Fund	Janus Capital Management LLC
06-3GW	Janus Henderson Multi-Sector Income Fund	N	Taxable Bond Fund	Janus Capital Management LLC
06-888	Janus Henderson Research Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-919	Janus Henderson Research Fund	Service	U.S. Equity Fund	Janus Capital Management LLC
06-FCH	Janus Henderson Small Cap Value Fund	N	U.S. Equity Fund	Janus Capital Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-615	Janus Henderson Small Cap Value Fund	Service	U.S. Equity Fund	Janus Capital Management LLC
06-889	Janus Henderson Triton Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-CYH	Janus Henderson Triton Fund	N	U.S. Equity Fund	Janus Capital Management LLC
06-921	Janus Henderson Triton Fund	Service	U.S. Equity Fund	Janus Capital Management LLC
06-954	Janus Henderson U.S. Managed Volatility Fund	Service	U.S. Equity Fund	Janus Capital Management LLC
06-3P3	Janus Henderson Venture Fund	N	U.S. Equity Fund	Janus Capital Management LLC
06-4FG	JHancock MM LF Aggressive	R6	Balanced	John Hancock Advisers LLC
06-4FC	JHancock MM LF Balanced	R6	Balanced	John Hancock Advisers LLC
06-4F7	JHancock MM LF Conservative	R6	Balanced	John Hancock Advisers LLC
06-4FF	JHancock MM LF Growth	R6	Balanced	John Hancock Advisers LLC
06-4F9	JHancock MM LF Moderate	R6	Balanced	John Hancock Advisers LLC
06-3TF	John Hancock Balanced Fund	R6	Allocation Fund	John Hancock Advisers LLC
06-3HM	John Hancock Bond Fund	R6	Allocation Fund	John Hancock Advisers LLC
06-3X9	John Hancock ESG All Cap Core Fund	R6	U.S. Equity Fund	John Hancock Advisers LLC
06-3X7	John Hancock ESG Core Bond Fund	R6	Taxable Bond Fund	John Hancock Advisers LLC
06-3X6	John Hancock ESG International Equity Fund	R6	International Equity Fund	John Hancock Advisers LLC
06-3X4	John Hancock ESG Large Cap Core Fund	R6	U.S. Equity Fund	John Hancock Advisers LLC
06-3VV	John Hancock Fundamental Large Cap Core Fund	R6	U.S. Equity Fund	John Hancock Advisers LLC
06-3GN	John Hancock Funds Multi-Index 2010 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H3	John Hancock Funds Multi-Index 2015 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H4	John Hancock Funds Multi-Index 2020 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H6	John Hancock Funds Multi-Index 2025 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H7	John Hancock Funds Multi-Index 2030 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H9	John Hancock Funds Multi-Index 2035 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3J3	John Hancock Funds Multi-Index 2040 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3HF	John Hancock Funds Multi-Index 2045 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3HG	John Hancock Funds Multi-Index 2050 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3HH	John Hancock Funds Multi-Index 2055 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3HJ	John Hancock Funds Multi-Index 2060 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3HP	John Hancock Funds Multi-Index Income Preservation Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3TG	John Hancock Investment Grade Bond Fund	R6	Allocation Fund	John Hancock Advisers LLC
06-3VT	John Hancock U.S. Global Leaders Growth Fund	R6	U.S. Equity Fund	John Hancock Advisers LLC
06-3W6	JPMorgan Core Plus Bond Fund	R6	Taxable Bond Fund	JP Morgan Investment Management Inc.
06-4CN	JPMorgan Emerging Markets Equity Fund	R6	International Equity Fund	JP Morgan Investment Management Inc.
06-FXX	JPMorgan Equity Income Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FXY	JPMorgan Equity Income Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-4FH	JPMorgan Global Allocation	R6	Balanced	JP Morgan Investment Management Inc.
06-FYC	JPMorgan Government Bond Fund	R4	Taxable Bond Fund	JP Morgan Investment Management Inc.
06-FYF	JPMorgan Government Bond Fund	R6	Taxable Bond Fund	JP Morgan Investment Management Inc.
06-3W3	JPMorgan Income Builder Fund	R6	Balanced	JP Morgan Investment Management Inc.
06-3GJ	JPMorgan Large Cap Growth Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-3GF	JPMorgan Large Cap Value Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYG	JPMorgan Mid Cap Growth Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYH	JPMorgan Mid Cap Growth Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYJ	JPMorgan Mid Cap Value Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYK	JPMorgan Mid Cap Value Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-3JM	JPMorgan Small Cap Growth Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-44Y	JPMorgan Small Cap Value Fund Class	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-46R	JPMorgan SmartRetire 2020	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46T	JPMorgan SmartRetire 2025	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46V	JPMorgan SmartRetire 2030	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46W	JPMorgan SmartRetire 2035	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46X	JPMorgan SmartRetire 2040	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46Y	JPMorgan SmartRetire 2045	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-47C	JPMorgan SmartRetire 2050	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-47F	JPMorgan SmartRetire 2055	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-47G	JPMorgan SmartRetire 2060	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-47H	JPMorgan SmartRetire Income	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMM	JPMorgan SmartRetirement Blend 2020 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGN	JPMorgan SmartRetirement Blend 2020 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMN	JPMorgan SmartRetirement Blend 2025 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGP	JPMorgan SmartRetirement Blend 2025 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMP	JPMorgan SmartRetirement Blend 2030 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGR	JPMorgan SmartRetirement Blend 2030 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMR	JPMorgan SmartRetirement Blend 2035 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGT	JPMorgan SmartRetirement Blend 2035 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMT	JPMorgan SmartRetirement Blend 2040 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGV	JPMorgan SmartRetirement Blend 2040 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMV	JPMorgan SmartRetirement Blend 2045 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGW	JPMorgan SmartRetirement Blend 2045 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-GMW	JPMorgan SmartRetirement Blend 2050 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGX	JPMorgan SmartRetirement Blend 2050 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMX	JPMorgan SmartRetirement Blend 2055 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGY	JPMorgan SmartRetirement Blend 2055 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMY	JPMorgan SmartRetirement Blend 2060 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GHC	JPMorgan SmartRetirement Blend 2060 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GNC	JPMorgan SmartRetirement Blend Income Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GHF	JPMorgan SmartRetirement Blend Income Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-FYM	JPMorgan U.S. Small Company Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYN	JPMorgan U.S. Small Company Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-GJH	JPMorgan Value Advantage Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-GJJ	JPMorgan Value Advantage Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-3XN	Loomis Sayles Bond Fund	N	Taxable Bond Fund	Natixis
06-3JG	Loomis Sayles Small Cap Growth Fund	N	U.S. Equity Fund	Natixis
06-3WF	Lord Abbett Affiliated Fund	R6	U.S. Equity Fund	Lord Abbett & Co. LLC
06-4F6	Lord Abbett Bond Debenture	R6	Taxable Bond Fund	Lord Abbett & Co. LLC
06-056	Lord Abbett Bond-Debenture Fund	A*	Taxable Bond Fund	Lord Abbett & Co. LLC
06-072	Lord Abbett Bond-Debenture Fund	R3	Taxable Bond Fund	Lord Abbett & Co. LLC
06-CJT	Lord Abbett Bond-Debenture Fund	R5	Taxable Bond Fund	Lord Abbett & Co. LLC
06-423	Lord Abbett Calibrated Dividend Growth Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC
06-424	Lord Abbett Calibrated Dividend Growth Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CJV	Lord Abbett Calibrated Dividend Growth Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-732	Lord Abbett Developing Growth Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-960	Lord Abbett Developing Growth Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-369	Lord Abbett Developing Growth Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CJW	Lord Abbett Developing Growth Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CYJ	Lord Abbett Developing Growth Fund	R6	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CJX	Lord Abbett Fundamental Equity Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-733	Lord Abbett Fundamental Equity Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC
06-731	Lord Abbett Fundamental Equity Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-948	Lord Abbett Growth Leaders Fund	I	U.S. Equity Fund	Lord Abbett & Co. LLC
06-951	Lord Abbett Growth Leaders Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CJY	Lord Abbett Growth Leaders Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-734	Lord Abbett Growth Opportunities Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC
06-965	Lord Abbett Growth Opportunities Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-371	Lord Abbett Growth Opportunities Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CKC	Lord Abbett Growth Opportunities Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-057	Lord Abbett High Yield Fund	A*	Taxable Bond Fund	Lord Abbett & Co. LLC
06-073	Lord Abbett High Yield Fund	R3	Taxable Bond Fund	Lord Abbett & Co. LLC
06-CKF	Lord Abbett High Yield Fund	R5	Taxable Bond Fund	Lord Abbett & Co. LLC
06-CYK	Lord Abbett High Yield Fund	R6	Taxable Bond Fund	Lord Abbett & Co. LLC
06-36C	Lord Abbett International Opportunities Fund	R3	International Equity Fund	Lord Abbett & Co. LLC
06-36F	Lord Abbett International Opportunities Fund	R5	International Equity Fund	Lord Abbett & Co. LLC
06-36G	Lord Abbett International Opportunities Fund	R6	International Equity Fund	Lord Abbett & Co. LLC
06-3WG	Lord Abbett Investment Trust – Lord Abbett Income Fund	R6	Taxable Bond Fund	Lord Abbett & Co. LLC
06-970	Lord Abbett Mid Cap Stock Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-961	Lord Abbett Mid Cap Stock Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CKG	Lord Abbett Mid Cap Stock Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-704	Lord Abbett Small Cap Value Fund	Institutional	U.S. Equity Fund	Lord Abbett & Co. LLC
06-980	Lord Abbett Small Cap Value Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-962	Lord Abbett Small Cap Value Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CKH	Lord Abbett Small Cap Value Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-949	Lord Abbett Total Return Fund	I	Taxable Bond Fund	Lord Abbett & Co. LLC
06-952	Lord Abbett Total Return Fund	R3	Taxable Bond Fund	Lord Abbett & Co. LLC
06-CKJ	Lord Abbett Total Return Fund	R5	Taxable Bond Fund	Lord Abbett & Co. LLC
06-3RJ	Lord Abbett Total Return Fund	R6	Taxable Bond Fund	Lord Abbett & Co. LLC
06-967	Lord Abbett Value Opportunities Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC
06-025	Lord Abbett Value Opportunities Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-968	Lord Abbett Value Opportunities Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CKK	Lord Abbett Value Opportunities Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-FYP	Lord Abbett Value Opportunities Fund	R6	U.S. Equity Fund	Lord Abbett & Co. LLC
06-3HY	MainStay Large Cap Growth Fund	R6	U.S. Equity Fund	Mainstay
06-222	Manning & Napier Pro-Blend Conservative Term Series	S	Allocation Fund	Manning & Napier Advisors, LLC
06-223	Manning & Napier Pro-Blend Extended Term Series	S	Allocation Fund	Manning & Napier
06-224	Manning & Napier Pro-Blend Maximum Term Series	S	Allocation Fund	Manning & Napier
06-226	Manning & Napier Pro-Blend Moderate Term Series	S	Allocation Fund	Manning & Napier
06-47P	Met West Total Return Bd	P	Taxable Bond Fund	Metropolitan West
06-074	MFS Aggressive Growth Allocation Fund	R2	Allocation Fund	Massachusetts Financial Services Co.
06-058	MFS Aggressive Growth Allocation Fund	R3	Allocation Fund	Massachusetts Financial Services Co.
06-075	MFS Conservative Allocation Fund	R2	Allocation Fund	Massachusetts Financial Services Co.
06-059	MFS Conservative Allocation Fund	R3	Allocation Fund	Massachusetts Financial Services Co.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3W7	MFS Core Equity Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-013	MFS Emerging Markets Debt Fund	R2	Taxable Bond Fund	Massachusetts Financial Services Co.
06-014	MFS Emerging Markets Debt Fund	R3	Taxable Bond Fund	Massachusetts Financial Services Co.
06-CYM	MFS Emerging Markets Debt Fund	R6	Taxable Bond Fund	Massachusetts Financial Services Co.
06-4FM	MFS Global Real Estate	R6	Alternative	Massachusetts Financial Services Co.
06-076	MFS Growth Allocation Fund	R2	Allocation Fund	Massachusetts Financial Services Co.
06-060	MFS Growth Allocation Fund	R3	Allocation Fund	Massachusetts Financial Services Co.
06-CYN	MFS Growth Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-3MF	MFS International Diversification Fund	R6	International Equity Fund	Massachusetts Financial Services Co.
06-49X	MFS International Growth Fund Class R6	R6	International Equity Fund	Massachusetts Financial Services Co.
06-360	MFS International New Discovery Fund	A*	International Equity Fund	Massachusetts Financial Services Co.
06-379	MFS International New Discovery Fund	R2	International Equity Fund	Massachusetts Financial Services Co.
06-CYP	MFS International New Discovery Fund	R6	International Equity Fund	Massachusetts Financial Services Co.
06-822	MFS International Value Fund	R2	International Equity Fund	Massachusetts Financial Services Co.
06-773	MFS International Value Fund	R3	International Equity Fund	Massachusetts Financial Services Co.
06-CYR	MFS International Value Fund	R6	International Equity Fund	Massachusetts Financial Services Co.
06-387	MFS Massachusetts Investors Growth Stock Fund	R2	U.S. Equity Fund	Massachusetts Financial Services Co.
06-386	MFS Massachusetts Investors Growth Stock Fund	R3	U.S. Equity Fund	Massachusetts Financial Services Co.
06-CYT	MFS Massachusetts Investors Growth Stock Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-365	MFS Mid Cap Growth Fund	A*	U.S. Equity Fund	Massachusetts Financial Services Co.
06-GNF	MFS Mid Cap Growth Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-922	MFS Mid Cap Value Fund	R2	U.S. Equity Fund	Massachusetts Financial Services Co.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-891	MFS Mid Cap Value Fund	R3	U.S. Equity Fund	Massachusetts Financial Services Co.
06-CYV	MFS Mid Cap Value Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-077	MFS Moderate Allocation Fund	R2	Allocation Fund	Massachusetts Financial Services Co.
06-061	MFS Moderate Allocation Fund	R3	Allocation Fund	Massachusetts Financial Services Co.
06-298	MFS New Discovery Fund	R2	U.S. Equity Fund	Massachusetts Financial Services Co.
06-299	MFS New Discovery Fund	R3	U.S. Equity Fund	Massachusetts Financial Services Co.
06-CMG	MFS Technology Fund	R2	Sector Equity Fund	Massachusetts Financial Services Co.
06-CMH	MFS Technology Fund	R3	Sector Equity Fund	Massachusetts Financial Services Co.
06-CYW	MFS Technology Fund	R6	Sector Equity Fund	Massachusetts Financial Services Co.
06-3TH	MFS Total Return Bond Fund	R6	Taxable Bond Fund	Massachusetts Financial Services Co.
06-3JR	MFS Total Return Fund	R6	Allocation Fund	Massachusetts Financial Services Co.
06-389	MFS Utilities Fund	R2	Sector Equity Fund	Massachusetts Financial Services Co.
06-388	MFS Utilities Fund	R3	Sector Equity Fund	Massachusetts Financial Services Co.
06-39X	MFS Utilities Fund	R6	Sector Equity Fund	Massachusetts Financial Services Co.
06-375	MFS Value Fund	A*	U.S. Equity Fund	Massachusetts Financial Services Co.
06-CYX	MFS Value Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-399	Monteagle Opportunity Equity Fund	Institutional	U.S. Equity Fund	Monteagle
06-105	Monteagle Opportunity Equity Fund	Investor	U.S. Equity Fund	Monteagle
06-47R	Nationwide Geneva MidCap Gr	R6	U.S. Equity Fund	Nationwide
06-47T	Nationwide Geneva SmCp Gr	R6	U.S. Equity Fund	Nationwide
06-015	Neuberger Berman Emerging Markets Equity Fund	A*	International Equity Fund	Neuberger Berman Investment Advisors LLC
06-016	Neuberger Berman Emerging Markets Equity Fund	R3	International Equity Fund	Neuberger Berman Investment Advisors LLC
06-880	Neuberger Berman Focus Fund	Advisor	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-4FW	Neuberger Berman High Inc	R6	Taxable Bond Fund	Neuberger Berman Investment Advisors LLC
06-47J	Neuberger Berman Intnsc Val	R6	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-900	Neuberger Berman Large Cap Value Fund	Advisor	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-GJK	Neuberger Berman Mid Cap Intrinsic Value Fund	A*	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-GJM	Neuberger Berman Mid Cap Intrinsic Value Fund	R3	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-868	Neuberger Berman Small Cap Growth Fund	A*	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-895	Neuberger Berman Small Cap Growth Fund	Advisor	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-867	Neuberger Berman Small Cap Growth Fund	R3	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-3XP	Neuberger Berman Small Cap Growth Fund	R6	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-CNY	Neuberger Berman Sustainable Equity Fund	A*	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-CPC	Neuberger Berman Sustainable Equity Fund	R3	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-3R7	Neuberger Berman Sustainable Equity Fund	R6	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-839	North Square Multi Strategy Fund	A*	Balanced	North Square
06-832	North Square Multi Strategy Fund	I	Balanced	North Square
06-629	North Square Oak Ridge Small Cap Growth Fund	A*	U.S. Equity Fund	North Square
06-627	North Square Oak Ridge Small Cap Growth Fund	I	U.S. Equity Fund	North Square
06-492	Northern Small Cap Value Fund	R	U.S. Equity Fund	Northern Trust Investments Inc.
06-49V	Northern U.S. Quality ESG Fund	N/A	U.S. Equity Fund	Northern Trust Investments Inc.
06-892	Nuveen Dividend Value Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-923	Nuveen Dividend Value Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-CNM	Nuveen International Growth Fund	A*	International Equity Fund	Nuveen Fund Advisors LLC
06-CMJ	Nuveen International Growth Fund	R3	International Equity Fund	Nuveen Fund Advisors LLC
06-CYY	Nuveen International Growth Fund	R6	International Equity Fund	Nuveen Fund Advisors LLC
06-237	Nuveen Mid Cap Growth Opportunities Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-238	Nuveen Mid Cap Growth Opportunities Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-3KX	Nuveen Mid Cap Growth Opportunities Fund	R6	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-234	Nuveen Mid Cap Value Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-236	Nuveen Mid Cap Value Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-3JK	Nuveen Mid Cap Value Fund	R6	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-324	Nuveen Real Estate Securities Fund	A*	Sector Equity Fund	Nuveen Fund Advisors LLC
06-326	Nuveen Real Estate Securities Fund	R3	Sector Equity Fund	Nuveen Fund Advisors LLC
06-FYR	Nuveen Real Estate Securities Fund	R6	Sector Equity Fund	Nuveen Fund Advisors LLC
06-239	Nuveen Small Cap Select Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-241	Nuveen Small Cap Select Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-242	Nuveen Small Cap Value Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-243	Nuveen Small Cap Value Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-FYT	Nuveen Small Cap Value Fund	R6	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-725	Oakmark Equity and Income Fund	I	Allocation Fund	Oak Ridge Investments LLC
06-3XM	Oakmark Equity and Income Fund	Institutional	Allocation Fund	Oak Ridge Investments LLC
06-47V	Parametric Emerging Markets	R6	International Equity Fund	Calvert
06-497	Parnassus Core Equity Fund	Investor	U.S. Equity Fund	Parnassus Investments
06-496	Parnassus Fund	N/A	U.S. Equity Fund	Parnassus Investments
06-498	Parnassus Mid Cap Fund	N/A	U.S. Equity Fund	Parnassus Investments
06-568	Pax Balanced Fund	Investor	Allocation Fund	Pax World Management LLC
06-569	Pax Global Environmental Markets Fund	Investor	International Equity Fund	Pax World Management LLC
06-501	Payden Emerging Markets Bond	Investor	Taxable Bond Fund	Payden & Rygel
06-467	Payden/Kravitz Cash Balance Plan Fund	Advisor	Taxable Bond Fund	Payden/Kravitz Investment Advisers LLC
06-468	Payden/Kravitz Cash Balance Plan Fund	Retirement	Taxable Bond Fund	Payden/Kravitz Investment Advisers LLC
06-44J	PGIM Day One 2015 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44K	PGIM Day One 2020 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44M	PGIM Day One 2025 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44N	PGIM Day One 2030 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44P	PGIM Day One 2035 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44R	PGIM Day One 2040 Fund	R6	Allocation Fund	PGIM Investments LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-44T	PGIM Day One 2045 Fund Class	R6	Allocation Fund	PGIM Investments LLC
06-44V	PGIM Day One 2050 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44W	PGIM Day One 2055 Fund Class	R6	Allocation Fund	PGIM Investments LLC
06-44X	PGIM Day One 2060 Fund Class	R6	Allocation Fund	PGIM Investments LLC
06-44G	PGIM Day One Income Fund	R6	Allocation Fund	PGIM Investments LLC
06-531	PGIM Global Real Estate Fund	A*	Sector Equity Fund	PGIM Investments LLC
06-3FN	PGIM Global Real Estate Fund	R2	Sector Equity Fund	PGIM Investments LLC
06-3FP	PGIM Global Real Estate Fund	R4	Sector Equity Fund	PGIM Investments LLC
06-FCX	PGIM Global Real Estate Fund	R6	Sector Equity Fund	PGIM Investments LLC
06-526	PGIM Global Real Estate Fund	Z	Sector Equity Fund	PGIM Investments LLC
06-3XW	PGIM Global Total Return Fund	R6	Taxable Bond Fund	PGIM Investments LLC
06-533	PGIM High Yield Fund	A*	Taxable Bond Fund	PGIM Investments LLC
06-532	PGIM High Yield Fund	Z	Taxable Bond Fund	PGIM Investments LLC
06-3FH	PGIM High-Yield Fund	R2	Taxable Bond Fund	PGIM Investments LLC
06-3FJ	PGIM High-Yield Fund	R4	Taxable Bond Fund	PGIM Investments LLC
06-FCY	PGIM High-Yield Fund	R6	Taxable Bond Fund	PGIM Investments LLC
06-536	PGIM Jennison 20/20 Focus	A*	U.S. Equity Fund	PGIM Investments LLC
06-534	PGIM Jennison 20/20 Focus	Z	U.S. Equity Fund	PGIM Investments LLC
06-456	PGIM Jennison Financial Services Fund	A*	Sector Equity Fund	PGIM Investments LLC
06-457	PGIM Jennison Financial Services Fund	Z	Sector Equity Fund	PGIM Investments LLC
06-079	PGIM Jennison Focused Growth Fund	A*	U.S. Equity Fund	PGIM Investments LLC
06-GNJ	PGIM Jennison Focused Growth Fund	R6	U.S. Equity Fund	PGIM Investments LLC
06-063	PGIM Jennison Focused Growth Fund	Z	U.S. Equity Fund	PGIM Investments LLC
06-458	PGIM Jennison Health Sciences Fund	A*	Sector Equity Fund	PGIM Investments LLC
06-FFC	PGIM Jennison Health Sciences Fund	R6	Sector Equity Fund	PGIM Investments LLC
06-459	PGIM Jennison Health Sciences Fund	Z	Sector Equity Fund	PGIM Investments LLC
06-461	PGIM Jennison Mid Cap Growth Fund	A*	U.S. Equity Fund	PGIM Investments LLC
06-FFF	PGIM Jennison Mid Cap Growth Fund	R6	U.S. Equity Fund	PGIM Investments LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-462	PGIM Jennison Mid Cap Growth Fund	Z	U.S. Equity Fund	PGIM Investments LLC
06-3FF	PGIM Jennison Mid-Cap Growth Fund	R2	U.S. Equity Fund	PGIM Investments LLC
06-3FG	PGIM Jennison Mid-Cap Growth Fund	R4	U.S. Equity Fund	PGIM Investments LLC
06-453	PGIM Jennison Natural Resources Fund	A*	Sector Equity Fund	PGIM Investments LLC
06-FFG	PGIM Jennison Natural Resources Fund	R6	Sector Equity Fund	PGIM Investments LLC
06-454	PGIM Jennison Natural Resources Fund	Z	Sector Equity Fund	PGIM Investments LLC
06-589	PGIM Jennison Small Company Fund	A*	U.S. Equity Fund	PGIM Investments LLC
06-3FR	PGIM Jennison Small Company Fund	R2	U.S. Equity Fund	PGIM Investments LLC
06-3FW	PGIM Jennison Small Company Fund	R4	U.S. Equity Fund	PGIM Investments LLC
06-GJN	PGIM Jennison Small Company Fund	R6	U.S. Equity Fund	PGIM Investments LLC
06-593	PGIM Jennison Small Company Fund	Z	U.S. Equity Fund	PGIM Investments LLC
06-080	PGIM QMA Mid Cap Value Fund	A*	U.S. Equity Fund	PGIM Investments LLC
06-GCF	PGIM QMA Mid Cap Value Fund	R6	U.S. Equity Fund	PGIM Investments LLC
06-064	PGIM QMA Mid Cap Value Fund	Z	U.S. Equity Fund	PGIM Investments LLC
06-3FT	PGIM QMA Mid-Cap Value Fund	R2	U.S. Equity Fund	PGIM Investments LLC
06-3FV	PGIM QMA Mid-Cap Value Fund	R4	U.S. Equity Fund	PGIM Investments LLC
06-GJP	PGIM QMA Small-Cap Value Fund	R6	U.S. Equity Fund	PGIM Investments LLC
06-538	PGIM Total Return Bond Fund	A*	Taxable Bond Fund	PGIM Investments LLC
06-3FK	PGIM Total Return Bond Fund	R2	Taxable Bond Fund	PGIM Investments LLC
06-3FM	PGIM Total Return Bond Fund	R4	Taxable Bond Fund	PGIM Investments LLC
06-FFH	PGIM Total Return Bond Fund	R6	Taxable Bond Fund	PGIM Investments LLC
06-537	PGIM Total Return Bond Fund	Z	Taxable Bond Fund	PGIM Investments LLC
06-706	PIMCO All Asset Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-3FC	PIMCO All Asset Fund	Institutional	Allocation Fund	Pacific Investment Management Company LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-017	PIMCO All Asset Fund	R	Allocation Fund	Pacific Investment Management Company LLC
06-896	PIMCO CommoditiesPLUS Strategy Fund	Admin	Commodities	Pacific Investment Management Company LLC
06-018	PIMCO Commodity Real Return Strategy Fund	Admin	Commodities	Pacific Investment Management Company LLC
06-GNG	PIMCO Commodity Real Return Strategy Fund	Institutional	Commodities	Pacific Investment Management Company LLC
06-019	PIMCO Commodity Real Return Strategy Fund	R	Commodities	Pacific Investment Management Company LLC
06-4CM	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-49W	PIMCO GNMA and Government Securities Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-760	PIMCO High Yield Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-FCJ	PIMCO High Yield Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-705	PIMCO High Yield Fund	R	Taxable Bond Fund	Pacific Investment Management Company LLC
06-768	PIMCO Income Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-FCK	PIMCO Income Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-769	PIMCO Income Fund	R	Taxable Bond Fund	Pacific Investment Management Company LLC
06-3MJ	PIMCO International Bond Fund (U.S. Dollar-Hedged)	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-CNN	PIMCO Investment Grade Credit Bond Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-GNH	PIMCO Investment Grade Credit Bond Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-33M	PIMCO Long Duration Total Return Fund	A*	Taxable Bond Fund	Pacific Investment Management Company LLC
06-33N	PIMCO Long-Term U.S. Government Fund	A*	Taxable Bond Fund	Pacific Investment Management Company LLC
06-707	PIMCO Real Return Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-FCM	PIMCO Real Return Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-708	PIMCO Real Return Fund	R	Taxable Bond Fund	Pacific Investment Management Company LLC
06-3Y3	PIMCO RealPath Blend 2025 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-49F	PIMCO RealPath Blend 2025 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3Y4	PIMCO RealPath Blend 2030 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49G	PIMCO RealPath Blend 2030 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3Y6	PIMCO RealPath Blend 2035 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49H	PIMCO RealPath Blend 2035 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3Y7	PIMCO RealPath Blend 2040 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49J	PIMCO RealPath Blend 2040 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3Y9	PIMCO RealPath Blend 2045 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49K	PIMCO RealPath Blend 2045 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3YC	PIMCO RealPath Blend 2050 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49M	PIMCO RealPath Blend 2050 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3YF	PIMCO RealPath Blend 2055 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49N	PIMCO RealPath Blend 2055 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-49P	PIMCO RealPath Blend Inc Instl	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3YG	PIMCO RealPath Blend Income Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-3WR	PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged)	Institutional	International Equity Fund	Pacific Investment Management Company LLC
06-291	PIMCO Total Return Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-FCN	PIMCO Total Return Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-680	PIMCO Total Return Fund	R	Taxable Bond Fund	Pacific Investment Management Company LLC
06-834	Pioneer Bond Fund	A*	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-FCP	Pioneer Bond Fund	K	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-823	Pioneer Bond Fund	Y	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-3WW	Pioneer Classic Balanced Fund	N	Allocation Fund	Amundi Pioneer Asset Management Inc.
06-022	Pioneer Dynamic Credit Fund	A*	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-021	Pioneer Dynamic Credit Fund	Y	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-327	Pioneer Equity Income Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-FCR	Pioneer Equity Income Fund	K	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-828	Pioneer Equity Income Fund	Y	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-833	Pioneer Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-590	Pioneer Fund VCT Portfolio	I	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-628	Pioneer Fundamental Growth Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-FCT	Pioneer Fundamental Growth Fund	K	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-626	Pioneer Fundamental Growth Fund	Y	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-GGH	Pioneer Global Equity Fund	A*	International Equity Fund	Amundi Pioneer Asset Management Inc.
06-GGJ	Pioneer Global Equity Fund	Y	International Equity Fund	Amundi Pioneer Asset Management Inc.
06-837	Pioneer High Yield Fund	A*	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-829	Pioneer High Yield Fund	Y	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-838	Pioneer Mid Cap Value Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-831	Pioneer Mid Cap Value Fund	Y	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-836	Pioneer Select Mid Cap Growth Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-FCV	Pioneer Select Mid Cap Growth Fund	K	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-591	Pioneer Select Mid Cap Growth VCT Portfolio	I	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-594	Pioneer Strategic Income Fund	A*	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FCW	Pioneer Strategic Income Fund	K	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-CGG	Pioneer Strategic Income Fund	Y	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-FHX	Principal Bond Market Index Fund	R3	Taxable Bond Fund	Principal Global Investors LLC
06-3JP	Principal Global Real Estate Securities Fund	R6	Sector Equity Fund	Principal Global Investors LLC
06-3JJ	Principal Income Fund	R6	Taxable Bond Fund	Principal Global Investors LLC
06-CVG	Principal International Equity Index Fund	R3	International Equity Fund	Principal Global Investors LLC
06-3JH	Principal LargeCap Growth Fund	R6	U.S. Equity Fund	Principal Global Investors LLC
06-FPW	Principal MidCap S&P 400 Index Fund	R3	U.S. Equity Fund	Principal Global Investors LLC
06-3RN	Principal MidCap S&P 400 Index Fund	R6	U.S. Equity Fund	Principal Global Investors LLC
06-3CP	Principal Real Estate Securities Fund	R6	Sector Equity Fund	Principal Global Investors LLC
06-3RP	Principal SmallCap Growth Fund I	R6	U.S. Equity Fund	Principal Global Investors LLC
06-FPX	Principal SmallCap S&P 600 Index Fund	R3	U.S. Equity Fund	Principal Global Investors LLC
06-936	Putnam Diversified Income Trust	A*	Taxable Bond Fund	Putnam Investments Management LLC
06-GNK	Putnam Diversified Income Trust	R6	Taxable Bond Fund	Putnam Investments Management LLC
06-897	Putnam Diversified Income Trust	Y	Taxable Bond Fund	Putnam Investments Management LLC
06-GNM	Putnam Dynamic Asset Allocation Balanced Fund	A*	Allocation Fund	Putnam Investments Management LLC
06-GNN	Putnam Dynamic Asset Allocation Balanced Fund	R6	Allocation Fund	Putnam Investments Management LLC
06-GNP	Putnam Dynamic Asset Allocation Balanced Fund	Y	Allocation Fund	Putnam Investments Management LLC
06-GNR	Putnam Dynamic Asset Allocation Conservative Fund	A*	Allocation Fund	Putnam Investments Management LLC
06-GNT	Putnam Dynamic Asset Allocation Conservative Fund	R6	Allocation Fund	Putnam Investments Management LLC
06-GNV	Putnam Dynamic Asset Allocation Conservative Fund	Y	Allocation Fund	Putnam Investments Management LLC
06-GNW	Putnam Dynamic Asset Allocation Growth Fund	A*	Allocation Fund	Putnam Investments Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-GNX	Putnam Dynamic Asset Allocation Growth Fund	R6	Allocation Fund	Putnam Investments Management LLC
06-GNY	Putnam Dynamic Asset Allocation Growth Fund	Y	Allocation Fund	Putnam Investments Management LLC
06-36H	Putnam Equity Income Fund	R6	U.S. Equity Fund	Putnam Investments Management LLC
06-FCG	Putnam Equity Income Fund	A*	U.S. Equity Fund	Putnam Investments Management LLC
06-FCF	Putnam Equity Income Fund	Y	U.S. Equity Fund	Putnam Investments Management LLC
06-938	Putnam Growth Opportunities Fund	A*	U.S. Equity Fund	Putnam Investments Management LLC
06-GCG	Putnam Growth Opportunities Fund	R6	U.S. Equity Fund	Putnam Investments Management LLC
06-899	Putnam Growth Opportunities Fund	Y	U.S. Equity Fund	Putnam Investments Management LLC
06-3XC	Putnam Sustainable Future Fund Class	R6	U.S. Equity Fund	Putnam Investments Management LLC
06-3XG	Putnam Sustainable Leaders Fund Class	R6	U.S. Equity Fund	Putnam Investments Management LLC
06-491	Russell Commodity Strategies Fund	S	Commodities	Russell Investment Management LLC
06-GCH	Russell Emerging Markets Fund	R6	International Equity Fund	Russell Investment Management LLC
06-747	Russell Emerging Markets Fund	S	International Equity Fund	Russell Investment Management LLC
06-742	Russell Equity Income Fund	S	International Equity Fund	Russell Investment Management LLC
06-736	Russell Global Equity Fund	S	International Equity Fund	Russell Investment Management LLC
06-489	Russell Global Infrastructure Fund	S	International Equity Fund	Russell Investment Management LLC
06-FFM	Russell Global Real Estate Securities Fund	R6	Sector Equity Fund	Russell Investment Management LLC
06-739	Russell Global Real Estate Securities Fund	S	Sector Equity Fund	Russell Investment Management LLC
06-737	Russell International Developed Markets Fund	S	International Equity Fund	Russell Investment Management LLC
06-GCJ	Russell Investment Grade Bond Fund	R6	Taxable Bond Fund	Russell Investment Management LLC
06-738	Russell Investment Grade Bond Fund	S	Taxable Bond Fund	Russell Investment Management LLC
06-659	Russell LifePoints Balanced Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-665	Russell LifePoints Balanced Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-661	Russell LifePoints Conservative Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC
06-655	Russell LifePoints Conservative Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-662	Russell LifePoints Equity Growth Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC
06-675	Russell LifePoints Equity Growth Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-663	Russell LifePoints Growth Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC
06-670	Russell LifePoints Growth Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-664	Russell LifePoints Moderate Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC
06-660	Russell LifePoints Moderate Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-488	Russell Opportunistic Credit Fund	S	Taxable Bond Fund	Russell Investment Management LLC
06-748	Russell Short Duration Bond Fund	S	Taxable Bond Fund	Russell Investment Management LLC
06-GCK	Russell Strategic Bond Fund	R6	Taxable Bond Fund	Russell Investment Management LLC
06-741	Russell Strategic Bond Fund	S	Taxable Bond Fund	Russell Investment Management LLC
06-744	Russell Sustainable Equity Fund	S	U.S. Equity Fund	Russell Investment Management LLC
06-743	Russell U.S. Dynamic Equity Fund	S	U.S. Equity Fund	Russell Investment Management LLC
06-GCM	Russell U.S. Small Cap Equity Fund	R6	U.S. Equity Fund	Russell Investment Management LLC
06-749	Russell U.S. Small Cap Equity Fund	S	U.S. Equity Fund	Russell Investment Management LLC
06-225	State Street Equity 500 Index	Admin	U.S. Equity Fund	SSGA Funds Management Inc.
06-167	State Street Equity 500 Index	R	U.S. Equity Fund	SSGA Funds Management Inc.
06-3TR	State Street Target Retirement 2015 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3TT	State Street Target Retirement 2020 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3TV	State Street Target Retirement 2025 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3TW	State Street Target Retirement 2030 Fund	K	Allocation Fund	SSGA Funds Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3VR	State Street Target Retirement 2035 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3TY	State Street Target Retirement 2040 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V3	State Street Target Retirement 2045 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V4	State Street Target Retirement 2050 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V6	State Street Target Retirement 2055 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V7	State Street Target Retirement 2060 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V9	State Street Target Retirement Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-FFN	T. Rowe Price Blue Chip Growth Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-720	T. Rowe Price Blue Chip Growth Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-3W9	T. Rowe Price Dividend Growth Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-FFP	T. Rowe Price Equity Income Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-775	T. Rowe Price Equity Income Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-580	T. Rowe Price Equity Income Portfolio	N/A	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-755	T. Rowe Price European Stock Fund	N/A	International Equity Fund	T. Rowe Price Associates Inc.
06-GPC	T. Rowe Price Financial Services Fund	I	Sector Equity Fund	T. Rowe Price Associates Inc.
06-308	T. Rowe Price Growth Stock Fund	Advisor	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-FFR	T. Rowe Price Growth Stock Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-780	T. Rowe Price Growth Stock Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-715	T. Rowe Price International Stock Fund	R	International Equity Fund	T. Rowe Price Associates Inc.
06-309	T. Rowe Price International Value Equity Fund	Advisor	International Equity Fund	T. Rowe Price Associates Inc.
06-FFT	T. Rowe Price International Value Equity Fund	I	International Equity Fund	T. Rowe Price Associates Inc.
06-795	T. Rowe Price International Value Equity Fund	R	International Equity Fund	T. Rowe Price Associates Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FFV	T. Rowe Price Mid-Cap Growth Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-790	T. Rowe Price Mid-Cap Growth Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-311	T. Rowe Price Mid-Cap Value Fund	Advisor	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-FFW	T. Rowe Price Mid-Cap Value Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-785	T. Rowe Price Mid-Cap Value Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-3CY	T. Rowe Price New America Growth Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-3XK	T. Rowe Price New Horizons Fund	IS	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-3RR	T. Rowe Price Overseas Stock Fund	I	International Equity Fund	T. Rowe Price Associates Inc.
06-GFP	T. Rowe Price Real Estate Fund	I	Sector Equity Fund	T. Rowe Price Associates Inc.
06-573	T. Rowe Price Retirement 2005 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-GCN	T. Rowe Price Retirement 2005 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-576	T. Rowe Price Retirement 2005 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-574	T. Rowe Price Retirement 2010 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-GCP	T. Rowe Price Retirement 2010 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-579	T. Rowe Price Retirement 2010 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-774	T. Rowe Price Retirement 2015 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FFY	T. Rowe Price Retirement 2015 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-776	T. Rowe Price Retirement 2015 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-777	T. Rowe Price Retirement 2020 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGF	T. Rowe Price Retirement 2020 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-778	T. Rowe Price Retirement 2020 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-779	T. Rowe Price Retirement 2025 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FGG	T. Rowe Price Retirement 2025 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-781	T. Rowe Price Retirement 2025 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-782	T. Rowe Price Retirement 2030 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGH	T. Rowe Price Retirement 2030 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-783	T. Rowe Price Retirement 2030 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-784	T. Rowe Price Retirement 2035 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGJ	T. Rowe Price Retirement 2035 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-786	T. Rowe Price Retirement 2035 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-787	T. Rowe Price Retirement 2040 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGK	T. Rowe Price Retirement 2040 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-789	T. Rowe Price Retirement 2040 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-791	T. Rowe Price Retirement 2045 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGM	T. Rowe Price Retirement 2045 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-792	T. Rowe Price Retirement 2045 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-793	T. Rowe Price Retirement 2050 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGN	T. Rowe Price Retirement 2050 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-794	T. Rowe Price Retirement 2050 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-796	T. Rowe Price Retirement 2055 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGP	T. Rowe Price Retirement 2055 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-797	T. Rowe Price Retirement 2055 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-CMP	T. Rowe Price Retirement 2060 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGR	T. Rowe Price Retirement 2060 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CMR	T. Rowe Price Retirement 2060 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-798	T. Rowe Price Retirement Balanced I Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FFX	T. Rowe Price Retirement Balanced I Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-799	T. Rowe Price Retirement Balanced I Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-CMT	T. Rowe Price U.S. Treasury Long-Term Fund	N/A	Sector Equity Fund	T. Rowe Price Associates Inc.
06-312	Templeton Foreign Fund	A*	International Equity Fund	Templeton Global Advisors Limited
06-CNG	Templeton Foreign Fund	Advisor	International Equity Fund	Templeton Global Advisors Limited
06-920	Templeton Foreign Fund	R	International Equity Fund	Templeton Global Advisors Limited
06-GCR	Templeton Foreign Fund	R6	International Equity Fund	Templeton Global Advisors Limited
06-886	Templeton Global Bond Fund	A*	Taxable Bond Fund	Franklin Advisors Inc.
06-CNH	Templeton Global Bond Fund	Advisor	Taxable Bond Fund	Franklin Advisors Inc.
06-887	Templeton Global Bond Fund	R	Taxable Bond Fund	Franklin Advisors Inc.
06-FGT	Templeton Global Bond Fund	R6	Taxable Bond Fund	Franklin Advisors Inc.
06-313	Templeton Growth Fund	A*	International Equity Fund	Templeton Global Advisors Limited
06-CNJ	Templeton Growth Fund	Advisor	International Equity Fund	Templeton Global Advisors Limited
06-925	Templeton Growth Fund	R	International Equity Fund	Templeton Global Advisors Limited
06-CHN	Templeton International Bond Fund	A*	Taxable Bond Fund	Franklin Advisors Inc.
06-3P9	The Hartford Balanced Income Fund	R6	Allocation Fund	Hartford Funds Management Company LLC
06-3NY	The Hartford Dividend and Growth Fund	R6	U.S. Equity Fund	Hartford Funds Management Company LLC
06-3P4	The Hartford Growth Opportunities Fund	R6	U.S. Equity Fund	Hartford Funds Management Company LLC
06-3WC	The Hartford International Growth Fund	R6	International Equity Fund	Hartford Funds Management Company LLC
06-3F7	The Hartford International Opportunities Fund	R6	International Equity Fund	Hartford Funds Management Company LLC
06-39R	The Hartford MidCap Fund	R3	U.S. Equity Fund	Hartford Funds Management Company LLC
06-39P	The Hartford MidCap Fund	R4	U.S. Equity Fund	Hartford Funds Management Company LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-39T	The Hartford MidCap Fund	R6	U.S. Equity Fund	Hartford Funds Management Company LLC
06-3P6	The Hartford Total Return Bond Fund	R6	Taxable Bond Fund	Hartford Funds Management Company LLC
06-3YH	The Hartford World Bond Fund	R4	Taxable Bond Fund	Hartford Funds Management Company LLC
06-3P7	The Hartford World Bond Fund	R6	Taxable Bond Fund	Hartford Funds Management Company LLC
06-985	Thornburg Core Growth Fund	R3	U.S. Equity Fund	Thornburg Investment Management Inc.
06-314	Thornburg Core Growth Fund	R5	U.S. Equity Fund	Thornburg Investment Management Inc.
06-990	Thornburg International Value Fund	R3	International Equity Fund	Thornburg Investment Management Inc.
06-316	Thornburg International Value Fund	R5	International Equity Fund	Thornburg Investment Management Inc.
06-GPF	Thornburg International Value Fund	R6	International Equity Fund	Thornburg Investment Management Inc.
06-987	Thornburg Investment Income Builder Fund	R3	Allocation Fund	Thornburg Investment Management Inc.
06-986	Thornburg Investment Income Builder Fund	R5	Allocation Fund	Thornburg Investment Management Inc.
06-39W	Thornburg Investment Income Builder Fund	R6	Allocation Fund	Thornburg Investment Management Inc.
06-995	Thornburg Limited Term Income Fund	R3	Taxable Bond Fund	Thornburg Investment Management Inc.
06-953	Thornburg Limited Term Income Fund	R5	Taxable Bond Fund	Thornburg Investment Management Inc.
06-GCV	Thornburg Limited Term Income Fund	R6	Taxable Bond Fund	Thornburg Investment Management Inc.
06-104	Thornburg Limited Term U.S. Government Fund	R3	Taxable Bond Fund	Thornburg Investment Management Inc.
06-109	Thornburg Value Fund	R3	U.S. Equity Fund	Thornburg Investment Management Inc.
06-FGV	TIAA-CREF Bond Index Fund	Institutional	Taxable Bond Fund	Teachers Advisors LLC
06-434	TIAA-CREF Bond Index Fund	Retirement	Taxable Bond Fund	Teachers Advisors LLC
06-3F4	TIAA-CREF Bond Plus Fund	Institutional	Taxable Bond Fund	Teachers Advisors LLC
06-939	TIAA-CREF Bond Plus Fund	Retirement	Taxable Bond Fund	Teachers Advisors LLC
06-020	TIAA-CREF Emerging Markets Equity Index Fund	Retirement	International Equity Fund	Teachers Advisors LLC
06-FGW	TIAA-CREF Growth & Income Fund	Institutional	U.S. Equity Fund	Teachers Advisors LLC
06-433	TIAA-CREF Growth & Income Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FGX	TIAA-CREF International Equity Index Fund	Institutional	International Equity Fund	Teachers Advisors LLC
06-428	TIAA-CREF International Equity Index fund	Retirement	International Equity Fund	Teachers Advisors LLC
06-942	TIAA-CREF Large-Cap Growth Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-FGY	TIAA-CREF Large-Cap Growth Index Fund	Institutional	U.S. Equity Fund	Teachers Advisors LLC
06-431	TIAA-CREF Large-Cap Growth Index Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-943	TIAA-CREF Large-Cap Value Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-FHC	TIAA-CREF Large-Cap Value Index Fund	Institutional	U.S. Equity Fund	Teachers Advisors LLC
06-429	TIAA-CREF Large-Cap Value Index Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-36J	TIAA-CREF Lifecycle 2010 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36K	TIAA-CREF Lifecycle 2015 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36M	TIAA-CREF Lifecycle 2020 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36N	TIAA-CREF Lifecycle 2025 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36P	TIAA-CREF Lifecycle 2030 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36R	TIAA-CREF Lifecycle 2035 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36T	TIAA-CREF Lifecycle 2040 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36V	TIAA-CREF Lifecycle 2045 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36W	TIAA-CREF Lifecycle 2050 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-37C	TIAA-CREF Lifecycle 2055 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36Y	TIAA-CREF Lifecycle 2060 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-FHF	TIAA-CREF Lifecycle Index 2010 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-032	TIAA-CREF Lifecycle Index 2010 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHG	TIAA-CREF Lifecycle Index 2015 Fund	Institutional	Allocation Fund	Teachers Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-033	TIAA-CREF Lifecycle Index 2015 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHH	TIAA-CREF Lifecycle Index 2020 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-034	TIAA-CREF Lifecycle Index 2020 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHJ	TIAA-CREF Lifecycle Index 2025 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-035	TIAA-CREF Lifecycle Index 2025 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHK	TIAA-CREF Lifecycle Index 2030 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-036	TIAA-CREF Lifecycle Index 2030 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHM	TIAA-CREF Lifecycle Index 2035 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-037	TIAA-CREF Lifecycle Index 2035 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHN	TIAA-CREF Lifecycle Index 2040 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-038	TIAA-CREF Lifecycle Index 2040 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHP	TIAA-CREF Lifecycle Index 2045 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-039	TIAA-CREF Lifecycle Index 2045 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHR	TIAA-CREF Lifecycle Index 2050 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-040	TIAA-CREF Lifecycle Index 2050 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHT	TIAA-CREF Lifecycle Index 2055 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-041	TIAA-CREF Lifecycle Index 2055 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHV	TIAA-CREF Lifecycle Index 2060 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-CMV	TIAA-CREF Lifecycle Index 2060 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHW	TIAA-CREF Lifecycle Index Retirement Income Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-042	TIAA-CREF Lifecycle Index Retirement Income Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-36X	TIAA-CREF Lifecycle Retirement Income Fund	Institutional	Allocation Fund	Teachers Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3CK	TIAA-CREF Lifestyle Aggressive Growth Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-4CX	TIAA-CREF Lifestyle Aggressive Growth Fund	Retail	Balanced	Teachers Advisors LLC
06-3CG	TIAA-CREF Lifestyle Conservative Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-3CJ	TIAA-CREF Lifestyle Growth Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-3XV	TIAA-CREF Lifestyle Growth Fund	Retail	Balanced	Teachers Advisors LLC
06-3CF	TIAA-CREF Lifestyle Income Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-3CH	TIAA-CREF Lifestyle Moderate Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-944	TIAA-CREF Mid-Cap Growth Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-3MH	TIAA-CREF Real Estate Securities Fund	Institutional	Sector Equity Fund	Teachers Advisors LLC
06-GCW	TIAA-CREF Social Choice Bond Fund	Institutional	Taxable Bond Fund	Teachers Advisors LLC
06-CNK	TIAA-CREF Social Choice Bond Fund	Retirement	Taxable Bond Fund	Teachers Advisors LLC
06-GCX	TIAA-CREF Social Choice Equity Fund	Institutional	U.S. Equity Fund	Teachers Advisors LLC
06-432	TIAA-CREF Social Choice Equity Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-GCY	TIAA-CREF Social Choice International Equity Fund	Institutional	International Equity Fund	Teachers Advisors LLC
06-339	Timothy Plan Conservative Growth Fund	A*	Allocation Fund	Timothy Plan Ltd.
06-341	Timothy Plan Strategic Growth Fund	A*	Allocation Fund	Timothy Plan Ltd.
06-703	Touchstone Flexible Income Fund	A*	Taxable Bond Fund	Touchstone Advisors Inc.
06-619	Touchstone Focused Fund	A*	U.S. Equity Fund	Touchstone Advisors Inc.
06-GPG	Touchstone Focused Fund	Institutional	U.S. Equity Fund	Touchstone Advisors Inc.
06-624	Touchstone Focused Fund	Y	U.S. Equity Fund	Touchstone Advisors Inc.
06-699	Touchstone Growth Opportunities Fund	A*	U.S. Equity Fund	Touchstone Advisors Inc.
06-3GK	Touchstone Large Cap Focused Fund	Institutional	U.S. Equity Fund	Touchstone Advisors Inc.
06-GPH	Touchstone Mid Cap Growth Fund	A*	U.S. Equity Fund	Touchstone Advisors Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-GPJ	Touchstone Mid Cap Growth Fund	Institutional	U.S. Equity Fund	Touchstone Advisors Inc.
06-701	Touchstone Sustainability and Impact Equity Fund	A*	International Equity Fund	Touchstone Advisors Inc.
06-702	Touchstone Value Fund	A*	U.S. Equity Fund	Touchstone Advisors Inc.
06-47W	TRowe Price Global Alloc	I	International Equity Fund	T. Rowe Price
06-47X	TRowe Price Global Alloc Adv	Advisor	International Equity Fund	T. Rowe Price
06-4FX	UndscvrdMgrs Behavioral Val	R6	U.S. Equity Fund	JP Morgan
06-FHY	Vanguard 500 Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FJC	Vanguard Balanced Index Fund	Admiral	Allocation Fund	Vanguard Group Inc.
06-FJF	Vanguard Developed Markets Index Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-4CY	Vanguard Dividend Growth Fund Investor Shares	Investor	U.S. Equity Fund	Vanguard Group Inc.
06-FJG	Vanguard Emerging Markets Stock Index Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-FJH	Vanguard Energy Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-FJJ	Vanguard Equity Income Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FJK	Vanguard Explorer Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FJM	Vanguard Extended Market Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-3CC	Vanguard FTSE All-World ex-US Index Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-3WM	Vanguard FTSE Social Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-3PC	Vanguard FTSE Social Index Fund	Investor	U.S. Equity Fund	Vanguard Group Inc.
06-GFM	Vanguard GNMA Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FJN	Vanguard Growth Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FJP	Vanguard Health Care Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-FJR	Vanguard High-Yield Corporate Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-GFC	Vanguard Inflation-Protected Securities Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FJT	Vanguard Intermediate-Term Bond Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FJV	Vanguard Intermediate-Term Investment-Grade Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FJW	Vanguard Intermediate-Term Treasury Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-3C9	Vanguard Intermediate-Term Treasury Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3F6	Vanguard International Growth Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-FJX	Vanguard LifeStrategy Conservative Growth Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FJY	Vanguard LifeStrategy Growth Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKC	Vanguard LifeStrategy Income Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKF	Vanguard LifeStrategy Moderate Growth Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-GJY	Vanguard Long-Term Investment-Grade Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FKG	Vanguard Materials Index Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-FKH	Vanguard Mid-Cap Growth Fund	Investor	U.S. Equity Fund	Vanguard Group Inc.
06-3YP	Vanguard Mid-Cap Growth Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKJ	Vanguard Mid-Cap Index Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-3YN	Vanguard Mid-Cap Value Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKK	Vanguard REIT Index Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-FKM	Vanguard Selected Value Fund	Investor	U.S. Equity Fund	Vanguard Group Inc.
06-305	Vanguard Short Term Federal Fund	Investor	Taxable Bond Fund	Vanguard Group Inc.
06-3CR	Vanguard Short-Term Federal Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FKP	Vanguard Small-Cap Growth Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKR	Vanguard Small-Cap Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKN	Vanguard Small-Cap Value Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKV	Vanguard Target Retirement 2015 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKW	Vanguard Target Retirement 2020 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKX	Vanguard Target Retirement 2025 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKY	Vanguard Target Retirement 2030 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMC	Vanguard Target Retirement 2035 Fund	Investor	Allocation Fund	Vanguard Group Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FMF	Vanguard Target Retirement 2040 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMG	Vanguard Target Retirement 2045 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMH	Vanguard Target Retirement 2050 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMJ	Vanguard Target Retirement 2055 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMK	Vanguard Target Retirement 2060 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-34V	Vanguard Target Retirement 2065 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMM	Vanguard Target Retirement Income Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMN	Vanguard Total Bond Market Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FMP	Vanguard Total International Bond Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FMR	Vanguard Total International Stock Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FMT	Vanguard Total Stock Market Index Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-FMV	Vanguard U.S Growth Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FMW	Vanguard Value Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-119	Vanguard VIF Small Company Growth Portfolio	N/A	U.S. Equity Fund	Vanguard Group Inc.
06-GCT	Vanguard Wellesley Income Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-GFF	Vanguard Wellington Fund	Admiral	Allocation Fund	Vanguard Group Inc.
06-3RF	Victory Integrity Mid-Cap Value Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.
06-3JN	Victory Integrity Small-Cap Value Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.
06-33C	Victory RS Small Cap Growth Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.
06-3R9	Victory Sophus Emerging Markets Fund	R6	International Equity Fund	Victory Capital Management Inc.
06-581	Victory Sycamore Established Value Fund	A*	U.S. Equity Fund	Victory Capital Management Inc.
06-583	Victory Sycamore Established Value Fund	R	U.S. Equity Fund	Victory Capital Management Inc.
06-FMX	Victory Sycamore Established Value Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-582	Victory Sycamore Small Company Opportunity Fund	A*	U.S. Equity Fund	Victory Capital Management Inc.
06-584	Victory Sycamore Small Company Opportunity Fund	R	U.S. Equity Fund	Victory Capital Management Inc.
06-FMY	Victory Sycamore Small Company Opportunity Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.
06-3RC	Victory Trivalent International Fund-Core Equity	R6	International Equity Fund	Victory Capital Management Inc.
06-GFG	Victory Trivalent International Small-Cap Fund	A*	International Equity Fund	Victory Capital Management Inc.
06-GFH	Victory Trivalent International Small-Cap Fund	R6	International Equity Fund	Victory Capital Management Inc.
06-804	Virtus Ceredex Large Cap Value Equity Fund	A*	U.S. Equity Fund	Virtus Fund Advisers LLC
06-803	Virtus Ceredex Large Cap Value Equity Fund	Institutional	U.S. Equity Fund	Virtus Fund Advisers LLC
06-FFJ	Virtus Ceredex Large Cap Value Equity Fund	R6	U.S. Equity Fund	Virtus Fund Advisers LLC
06-807	Virtus Ceredex Mid-Cap Value Equity Fund	A*	U.S. Equity Fund	Virtus Fund Advisers LLC
06-806	Virtus Ceredex Mid-Cap Value Equity Fund	Institutional	U.S. Equity Fund	Virtus Fund Advisers LLC
06-FFK	Virtus Ceredex Mid-Cap Value Equity Fund	R6	U.S. Equity Fund	Virtus Fund Advisers LLC
06-809	Virtus Ceredex Small Cap Value Equity Fund	A*	U.S. Equity Fund	Virtus Fund Advisers LLC
06-808	Virtus Ceredex Small Cap Value Equity Fund	Institutional	U.S. Equity Fund	Virtus Fund Advisers LLC
06-47K	Virtus Seix Fltg Rate HiInc	R6	Alternative	Virtus Fund Advisers LLC
06-801	Virtus Seix High Income Fund	A*	Taxable Bond Fund	Virtus Fund Advisers LLC
06-811	Virtus Seix Total Return Bond Fund	A*	Taxable Bond Fund	Virtus Fund Advisers LLC
06-3CX	Virtus Seix Total Return Bond Fund	R6	Taxable Bond Fund	Virtus Fund Advisers LLC
06-3N4	Virtus Vontobel Emerging Markets Opportunities Fund	R6	International Equity Fund	Virtus Fund Advisers LLC
06-3J7	Wells Fargo International Equity Fund	R6	International Equity Fund	Wells Fargo Funds Management LLC
06-3J6	Wells Fargo Special Mid Cap Value Fund	R6	U.S. Equity Fund	Wells Fargo Funds Management LLC
06-3JF	Wells Fargo Special Small Cap Value Fund	R6	U.S. Equity Fund	Wells Fargo Funds Management LLC
06-713	Western Asset Core Plus Bond Fund	FI	Taxable Bond Fund	Legg Mason Partners Fund Advisor LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-GFJ	Western Asset Core Plus Bond Fund	IS	Taxable Bond Fund	Legg Mason Partners Fund Advisor LLC
06-718	Western Asset Core Plus Bond Fund	R	Taxable Bond Fund	Legg Mason Partners Fund Advisor LLC
06-3TP	William Blair Small-Mid Cap Growth Fund	I	U.S. Equity Fund	William Blair Investment Management LLC
06-451	WTRISC MetLife SVA	70	Alternative	Wilmington Trust

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Revenue AUL Receives

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund's, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

Rule 12b-1 Fees & Other Fees. By virtue of the agreements entered into between the Funds, AUL and AUL's affiliate broker dealer, OneAmerica Securities, Inc. (OAS), OAS receives compensation from the Distributor/Advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the separate account. OAS retains 12b-1 fees and AUL retains any other fees received that are attributable to AUL's variable insurance products.

Administrative, Marketing and Support Service Fees ("Support Fees"). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) or the underlying Fund may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund's assets. Contract Owners and/or Participants, through their investment in the Investment Accounts that invest in underlying Fund, bear the costs of these advisory fees. The amount of the payments AUL and OAS receive is based on a percentage of the assets of the particular underlying Funds attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisors pay AUL and/or OAS more than others.

Since not all Funds pay the same amount of 12b-1 Fees to OAS or Support Fees to AUL, the amount of the fees received by AUL and OAS may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.

THE CONTRACTS

General

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A, or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to (6) HRAs, HSAs and OPEB Plans.

A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the Contract.

CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

Contributions under the Contracts

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the Contract. AUL may change the minimum Contribution permitted under a Contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed by the IRS. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.

Ten-Day Free-Look

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.

Initial and Single Contributions

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some Contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.

Allocation of Contributions

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the Goldman Sachs Financial Square Resource Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available Investment Options by the affected participant(s) via the OneAmerica.com Account Services web site. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."

Subsequent Contributions Under Recurring Contribution Contracts

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's

Account, and proper instructions regarding the application and allocation of the Contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.

Transfers of Account Value

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.

Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right in certain Contracts to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Abusive Trading Practices

Late Trading

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

Market Timing

Market Timing. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, they should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' Prospectuses for more details.

Participant's Variable Account Value

Accumulation Units

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial Contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Corporate Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

Accumulation Unit Value

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

Net Investment Factor

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

(a) is equal to:

(1) the net asset value per share of the portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

(2) the per share amount of any dividend or other distribution, if any, paid by the portfolio during the Valuation Period, plus or minus

(3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

(b) is the net asset value per share of the portfolio, determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.

Dollar Cost Averaging Program

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.

CASH WITHDRAWALS AND THE DEATH BENEFIT

Cash Withdrawals

During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Corporate Office.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.

A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

Systematic Withdrawal Service for 403(b), 408, 408A, 457 and 409A Programs

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."

Constraints on Withdrawals

General

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

403(b) Programs

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988, under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988, account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal Revenue Code. For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

Texas Optional Retirement Program-

AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement

Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or, if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Termination by the Owner

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

Depending on Contract provisions, for Contracts funding certain Employee Benefit Plans or 409 A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below)] or if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions or in seven (7) approximately equal installments over six (6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for some 409A or 457 Plan Contracts).

For some Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6) years.

In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

(1)  a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2)  all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA to the extent allowed, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.

Until all of the terminating Contract's funds invested in AUL's FIA or other General Account Investment Option have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or other General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(i – j), where "i" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "j" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(i – j) when "i" exceeds "j," and is deducted from the amount paid. The MVA percentage is 4(j – i) when "i" exceeds "j," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.

Termination by AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract

Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.

Payments from the Variable Account

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."

CHARGES AND DEDUCTIONS

Premium Tax Charge

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.

Withdrawal Charge

No deduction for sales charges is made from Contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of: (1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Contracts do not contain a 10 percent free-out provision since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 70 1/2 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts, to the extent allowed) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

Asset Charge

AUL deducts a daily charge from the assets of each Investment Account, (the "Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.

Variable Investment Plus

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days notice of such change.

Administrative Charge

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $75 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain

Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account, and are amortized in full in the year in which they are assessed. Administrative and operational expenses to be reimbursed may include, but are not limited to, audit, compliance, legal, billing, system expenses.

Additional Charges and Fees

Some Contracts may also contain the following fees:

(1)  Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2)  Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan for loan administration.

(3)  Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4)  Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5)  Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

(6)  Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of Funds or other investment vehicles.

(7)  Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8)  Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the

Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in 0.25 percent quarterly installments. AUL will forward the fee to the investment advice providers.

(9)  Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

(10)  Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Mesirow Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For Contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For Contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500. Plans with assets greater than $500,000 are not charged a fee. AUL will forward the fee to the investment advice providers.

(11)  Redemption Fee: A redemption fee may be charged by the underlying Funds to reimburse fund shareholders for expenses associated with short-term trading. Please consult the Funds' prospectuses for more details.

Other Charges

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account ( if Participant Accounts are not maintained)if not paid by the Owner in a timely manner. In certain Contracts, TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's Account and paid to the TPA. An ILC or a MVA, which applies only to

Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b) (to the extent allowed), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."

Variations in Charges

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. The Asset Charge may be offset by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

Guarantee of Certain Charges

AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.

ANNUITY PERIOD

General

On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

Generally, the Contracts provide for at least two (2) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of a Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement. Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. However, a Participant may not designate an assumed investment return. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA (or the SVA) is not available under the Contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.

Annuity Options

Option 1 – Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.

Option 2 – Certain and Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated

period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.

Option 3 – Survivorship Annuity

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.

Option 4 – Installment Refund Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.

Option 5 – Fixed Periods

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.

Selection of an Option

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.

THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General Account, see the Contract.

Interest

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. Contributions or transfers to a Participant's Account which are credited to the FIA during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other

Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

Withdrawals and Transfers

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the Contract. This Fixed Interest Account value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Corporate Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed Interest Account Value, see "Cash Withdrawals."

A Participant's FIA Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Transfer of Interest Option

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Corporate Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one (1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year, or will be subject to the 90-day equity wash restriction, whichever FIA transfer restriction is applicable under the Contract.

Contract Charges

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."

Payments from the Fixed Interest Account

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."

403(b) Plan Loans

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by Contract amendment, limit the availability of future collateralized loans under the Contract.

THE STABLE VALUE ACCOUNT

In General

The "Stable Value Account" or "SVA" is an Investment Option in which Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may elect any "Variable Account Competing Investment Account" subject to the following restriction: A Contract Owner or Participant may not transfer any amount from the SVA to a Variable Account Competing Investment Account. A Contract Owner or Participant who transfers amounts from the SVA to a non-Variable Account Competing Investment Account may not transfer amounts to the SVA or a Variable Account Competing Investment Account until ninety (90) days have passed from the date of the Contract Owner's or Participant's last transfer from the SVA, whichever is later. A "Variable Account Competing Investment Account" is any Investment Account with an average effective duration of three (3) years or less, a money market Investment Account, a stable value Investment Account that is not the AUL SVA, or any other Investment Account deemed competing by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least thirty-five (35) days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the rate in effect. At the time AUL declares a new rate for the next year, the Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least five (5) days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value." There is no minimum current interest rate guarantee and no Market Value Adjustment (MVA).

Guaranteed SVA Account Value

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the greater of:

(a)  a Participant's or Contract Owner's SVA Account Value, or

(b)  an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contractholder's SVA Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% Vested under the Plan, and if he receives all or a portion of his Vested Account Value as a Plan benefit, his entire non-Vested Account Value as of such date of withdrawal (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contractholder-level forfeiture account in the Contract. However, if none of the Participant's Vested Account Value is withdrawn to provide a benefit, an amount equal to his non-Vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contractholder-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contractholder-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.

Transfers to and from the SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.

Benefits Paid from the SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the Contract, the Guaranteed SVA

Account Value transferred to his account will continue to be maintained for the Beneficiary.

Annuities Paid from the SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.

Contract Termination

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than five (5) Business Days following the Business Day that AUL receives that request, no transfers to or from the SVA may be made, and Plan benefits are paid as described below.

The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.

At Contract termination, the Contract Owner may elect one of the following options:

(a) (1)  The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

(2)  The SVA amounts shall earn interest in a specific calendar year at the rate as in effect for the SVA as of termination effective date, but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Such accumulated amounts, subject to a withdrawal charge, will be paid out 365 days or, in some Contracts, up to 1,095 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge according to the Contract's provisions will be allowed during this 365-day or up to 1,095 day period. An earlier payout within the 365-day or up to 1,095 day period may be arranged with the Contract Owner at AUL's option.

(b)  If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that

AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in (a) above.

AUL will not maintain individual Participant Accounts during the 365-day or up to 1,095 day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.

MORE ABOUT THE CONTRACTS

Designation and Change of Beneficiary

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

Assignability

In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.

Proof of Age and Survival

AUL may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.

Termination of Recordkeeping Services

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.

FEDERAL TAX MATTERS

Introduction

The Contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving Annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

Tax Status of the Company and the Variable Account

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards are determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

Tax Treatment of Retirement Programs

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.

401 Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) Plans

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may make contributions under the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

408 and 408A Programs

1. Individual Retirement Annuities

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.

2. Roth IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

409A and 457 Programs

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan – and any 457(f) Plan – are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.

HSA, HRA, and OPEB Employee Benefit Plans

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded from the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.

Tax Penalty

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Participant has attained age 59 1/2;

(b)  the Participant has died; or

(c)  the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.

Withholding

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.

OTHER INFORMATION

Mixed and Shared Funding

The Fund portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolios at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified Plans to invest in shares of the portfolios at the same time as one or more life insurance companies. Neither the portfolios nor AUL currently foresees any disadvantage, but if the portfolios determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a portfolio's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.

Voting of Shares of the Funds

AUL is the legal Owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on only matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Contract. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular portfolio as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account by the total Accumulation Units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

Substitution of Investments

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from, substitutions for, or combinations of, the securities that are held by any Investment Account or that any Investment Account may purchase. AUL also reserves the right, subject to compliance with applicable law, to eliminate shares of any of the eligible Funds, portfolios or other entities and to substitute shares of, or interests in, another Fund, portfolio or another investment vehicle, for shares already purchased or to be purchased in the future under the Contract, if the shares of any or all eligible Funds, portfolios, or other entities are no longer available for investment or if further investment in any or all eligible Funds, portfolios, or other entities become inappropriate in view of the purposes of the Contract.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of contractholders or as permitted by federal law.

AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in a corresponding Fund, portfolio or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant, subject to compliance with applicable law, and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other Contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the Act or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment Accounts.

Redemption Fees

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.

Changes to Comply with Law and Amendments

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

Reservation of Rights

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.

Periodic Reports

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

Payments to Agents, Intermediaries and Other Financial Professionals

American United Life Insurance Company, Inc. or its related companies may pay agents, intermediaries and other financial professionals for the sale of the AUL American Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the AUL American Unit Trust over another product or service. Ask your salesperson for more information.

Legal Proceedings

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

Legal Matters

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Richard M. Ellery, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.

Financial Statements

Financial statements of AUL as of December 31, 2019, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY	3
DISTRIBUTION OF CONTRACTS	3
CUSTODY OF ASSETS	3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS	3
403(b) Programs	3
408 and 408A Programs	4
457 Programs	5
Employee Benefit Plans	5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	5
FINANCIAL STATEMENTS	5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN UNIT TRUST

Group Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY®

One American Square
Indianapolis, Indiana 46206-0368

PROSPECTUS

Dated: May 1, 2020

(This page left intentionally blank.)

The prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Variable annuities issued by American United Life Insurance Company® (AUL) are distributed by OneAmerica® Securities, Inc., member FINRA, SIPC, a wholly-owned subsidiary of AUL

Retirement Services, a division of
American United Life Insurance Company®
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368
www.oneamerica.com

© 2019 American United Life Insurance Company®. All rights reserved. OneAmerica® and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

P-12784 5/1/2020

STATEMENT OF ADDITIONAL INFORMATION AUL AMERICAN UNIT TRUST

[ONEAMERICA(R) LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:

AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL)

A ONEAMERICA(R) COMPANY

P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148

TELEPHONE: (800) 249-6269

May 1, 2020

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2020

AUL AMERICAN UNIT TRUST

GROUP VARIABLE ANNUITY CONTRACTS

OFFERED BY

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

ONE AMERICAN SQUARE

INDIANAPOLIS, INDIANA 46206-0368

(800) 249-6269

ANNUITY SERVICE OFFICE MAIL ADDRESS:

P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2020.

The information in this statement of additional information is not complete and may be changed. We cannot sell the AUL American Unit Trust pursuant to this statement of additional information until the Registration Statement containing this statement of additional information filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell the contract and is not soliciting an offer to buy the contract in any state where the offer or sale is not permitted.

A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

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GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. The Variable Fund is registered under both the Investment Company Act of 1940 and the Securities Act of 1933 and therefore may contain assets under Section 401 of the Internal Revenue Code of 1986 (“IRC”) or Section 403(b) of the IRC.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds underlying the Investment Accounts that are offered hereunder.

LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS

Contributions to a 403(b) Program are excludable from a Participant’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant’s salary reduction contributions to a 403(b) Program to $18,500 for 2018. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a “qualified organization” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,000 is allowed.

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Section 415(c) also provides an overall limit on the amount of Employer and Participant’s salary reduction contributions to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $55,000, or (b) 100 percent of the Participant’s annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another eligible retirement program. A Participant who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the lives or joint life expectancy of the Participant and the Participant’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Contributions to the individual retirement annuity of a Participant under a 408 or 408A Program are subject to the limits on contributions to individual retirement annuities under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity are limited to the lesser of $5,500 per year or the Participant’s annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $5,500 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant’s compensation, or (b) $55,000. Salary reduction contributions, if any, are subject to additional annual limits.

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457 PROGRAMS

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $18,500, or (b) 100 percent of the Participant’s includible compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $55,000, or (b) 100 percent of a Participant’s annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account (“HSA”) for 2018 is $3,450 for an individual and $6,850 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by $1,000 for HSA plan participants who are age 55 and over.

There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements (“HRA”) or GASB 45 Other Post-Employment Benefit “OPEB” plan contributions. However, each employer’s plan will most likely set a limit. Contributions made by an employer to the employee’s account are not considered income.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by [to be inserted] Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2019 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by [to be inserted] Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

5

FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Unit Trust as of December 31, 2019 are to be filed on amendment and will be included in this Statement of Additional Information.

6

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein. There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN UNIT TRUST

Group Variable Annuity Contracts

Sold By

AMERICAN UNITED

LIFE INSURANCE COMPANY(R)

One American Square

Indianapolis, Indiana 46206-0368

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2020

PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS - To be filed on amendment

(a)                                 Financial Statements

1.                                      Included in Prospectus (Part A):

Condensed Financial Information (18)

2.                                      Included in Statement of Additional Information (Part B):

(a)                                 Financial Statements of AUL American Individual Variable Annuity Unit Trust

Report of Independent Registered Public Accounting Firm

Statements of Net Assets as of December 31, 2019

Statements of Operations for the period ended December 31, 2019

Statements of Changes in Net Assets for the periods ended December 31, 2019 and 2018 Notes to Financial Statements

(b)                                 Statutory Financial Statements of American United Life Insurance Company

Report of Independent Registered Public Accounting Firm

Statements of Admitted Assets, Liabilities and Surplus as of December 31, 2019 and 2018 Statements of Operations for the years ended December 31, 2019 and 2018

Statements of Changes in Surplus for the years ended December 31, 2019 and 2018 Statements of Cash Flow for the years ended December 31, 2019 and 2018

Notes to Financial Statements

(b)                                 Exhibits

1.                                      Resolution of Executive Committee of American United Life Insurance Company (“AUL”) establishing AUL American Unit Trust (1)

2.                                      Not applicable

3.                                      Underwriting Agreements

3.1                               Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (6)

3.2                               Form of Selling Agreement (8)

4.                                      Group Annuity Contract Forms:

4.1                               TDA Voluntary Contract, Form P-12511 (1)

4.2                               TDA Employer Sponsored Contract, Form P-12621 (1)

4.3                               TDA Employer Sponsored Benefit Responsive Contract, Form P-12621BR (1)

4.4                               TDA Custodial SPL Contract, Form P-12833 (1)

4.5                               TDA Custodial Contract, Form P-12833 (1) (3)

4.6                               TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

4.7                               TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

4.8                               IRA Non-Custodial Contract, Form P-12566 (1)

4.9                               IRA Custodial Contract, Form P-12867 (1) (3)

4.10                        DCP Contract, Form P-12518 (1)

4.11                        IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

4.12                        IRA Guaranteed Benefit Group Variable Annuity, Form P-GB-K-IRAMFVA (NBR) (2)

4.13                        TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

4.14                        Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

4.15                        Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

4.16                        TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)-OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

4.17                        Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C (4)

4.18                        Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4) (6)

4.19                        AUL American Series IRA Multiple Fund Individual Variable Annuity - Form IndividualORIRA (5)

4.20                        Amendment to the IRA Group Annuity Contract - Form IRAEGTRRAKAM (5)

4.21                        AUL American Series Roth IRA Multiple Fund Group Variable Annuity - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.22                        AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.23                        AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

4.24                        AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall) (7)

4.25                        AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (8)

4.26                        AUL Omni DCP MFVA - Form DCP.OM (8)

4.27                        AUL Loan Administration Fee Addendum to Group Annuity Contract (9)

4.28                        AUL Loan Administration Fee Amendment to Group Annuity Contract (9)

4.29                        AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

4.30                        AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

4.31                        Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

4.32                        Amendment to the TDA Group Annuity Contract (10)

4.33                        Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR) (10)

4.34                        Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K (SVA) (11)

4.35                        Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C (SVA) (11)

4.36                        Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K (SVA) (11)

4.37                        Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C (SVA) (11)

4.38                        Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K (SVA) (11)

4.39                        Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK (SVA) (12)

4.40                        Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK (SVA) (12)

4.41                        AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

4.42                        AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

5.                                      Application Forms and other forms:

5.1                               AUL American Series Enrollment Form P-12464 (1)

5.2                               Employer Sponsored TDA Enrollment Form P-12477 (1)

5.3                               AUL Select Annuity Enrollment Form P-14009 (1)

5.4                               Application for No-Load IRA Contract, P-12503 (2)

5.5                               AUL American Series Enrollment Form P-11464 G (4)

5.6                               Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L (4)

6.                                      Certificate of Incorporation and By-Laws of the Depositor

6.1                               Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

6.2                               Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

6.3                               Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (6)

6.4                               Second Amended and Restated By-Laws of American United Life Insurance Company (6)

7.                                      Not applicable

8.                                      Form of Participation Agreements:

8.1                               Form of Participation Agreement with Alger American Fund (1)

8.2                               Form of Participation Agreement with American Century (1)

8.2.1                     Form of Participation Agreement with American Century Variable Portfolios, Inc. (3)

8.2.2                     Form of Participation Agreement with American Century Variable Portfolios, Inc. (3)

8.2.3                     Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc. (3) (6)

8.3                               Form of Participation Agreement with Calvert Variable Series (1)

8.4                               Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

8.5                               Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

8.6                               Form of Participation Agreement with Janus Aspen Series (1)

8.7                               Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3) (6)

8.8                               Form of Participation Agreement with Safeco Resource Series Trust (1)

8.9                               Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (3)

8.10                        Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company (3)

8.11                        Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company (3)

8.12                        Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company (3)

8.13                        Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company (5)

8.14                        Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)

8.15                        Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5) (6)

8.16                        Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company (5)

8.17                        Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company (5)

8.18                        Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company (5)

8.19                        Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company (5)

8.20                        Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company (5)

8.21                        Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company (5)

8.22                        Form of Assignment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (5)

8.23                        Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company (5)

8.24                        Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (6)

8.25                        Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company (6)

8.26                        Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company (7)

8.27                        Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company (7)

8.28                        Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company (8)

8.29                        Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company (8)

8.30                        Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company (8)

8.31                        Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (8)

8.32                        Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company (8)

8.33                        Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company (8)

8.34                        Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company (8)

8.35                        Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company (8)

8.36                        Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company (8)

8.37                        Form of Participation Agreement between American Funds and American United Life Insurance Company (9)

8.38                        Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc. (10)

8.39                        Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company (10)

8.40                        Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

8.41                        Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance Company (10)

8.42                        Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company (10)

8.43                        Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company (10)

8.44                        Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company (10)

8.45                        Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company (11)

8.46                        Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company (11)

8.47                        Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company (11)

8.48                        Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

8.49                        Form Service Agreement between RidgeWorth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(12)

8.50                        Form of Service Agreement between Parnassus Investments and American United Life Insurance Company (12)

8.51                        Form of Administrative Services Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. and Payden (12) & Rygel Distributors

8.52                        Form of Form of Selling Group Agreement between Matrix Capital Groug, Inc., American United Life Insurance Company & OneAmerica Securities, Inc.

8.53                        Form of Recordkeeping Agreement between Federated Shareholder Services Company American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.54                        Form of Participation Agreement among Putnam Management Limited Partnership, Putnam Investor Services, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.55                        Form of Shareholder Servicing Agreement between Schwartz Investment Counsel, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.56                        Form of Administrative Services Agreement between AQR Capital Management, LLC and American United Life Insurance Company (15)

8.57                        Form of Service Agreement between MBSC Securities Corporation and OneAmerica Securities, Inc. (15)

8.58                        Form of Shareholder Services Agreement among PNC Funds, PNC Advantage Funds, PNC Capital Advisors, LLC and American United Life Insurance Company (15)

8.59                        Form of Selling Agreement between Principal Funds Distributor, Inc. and OneAmerica Securities, Inc. (16)

8.60                        Form of Services Agreement between Principal Shareholder Services, Inc. and OneAmerica Securities, Inc. (16)

8.61                        Form of Service Agreement between JPMorgan Distribution Services, Inc. and American United Life Insurance Company (17)

8.62                        Form of Administrative Services Agreement by and among The Advisors’ Inner Circle Fund III, on behalf of the Knights of Columbus Funds and American United Life Insurance Company (17)

8.63                        Form of Sales Agreement with VP Distributors, LLC and OneAmerica Securities, Inc. (17)

8.64                        Form of Service Agreement between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

8.65                        Form of Service Agreement Payments between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

8.66                        Form of Dealer Agreement between American Beacon Advisors, Inc. and OneAmerica Securities, Inc. (17)

8.67                        Form of Services Agreement between Hartford Funds Distributors, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.68                        Form of Fund Agreement between Delaware Distributors, LP and American United Life Insurance Company (18)

8.69                        Form of Dealer Agreement between New York Life Investment Management, LLC and OneAmerica Securities, Inc. (18)

8.70                        Form of Participant Administrative Services Agreement between John Hancock Funds, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (18)

8.71                        Form of Administrative and Shareholder Services Agreeement between Wells Fargo Funds Distributor, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.72                        Form of Financial Services Agreement between Cohen & Steers Securities, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.73                        Form of Servicing Agreement between Natixis Distribution, LP, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.74                        Form of Financial Intermediary Agreement between Baron Capital, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.75                        Form of Dealer Sales and Services Agreement between William Blair & Company, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.76                        Form of Services Agreement between First Eagle Funds Distributors, LLC and American United Life Insurance Company (18)

9.                                      Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

10.                               Miscellaneous Consents

10.1                        Consent of Independent Auditors - To be filed on Amendment

10.2                        Consent of Dechert LLP - To be filed on Amendment

10.3                        Powers of Attorney - To be filed on Amendment

10.4                        Rule 483 Certified Resolution To be filed on amendment.

11.                               Not applicable

12.                               Not applicable

(1)                                 Re-filed with the Registrant’s Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2)                                 Filed with the Registrant’s Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3)                                 Filed with the Registrant’s Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(4)                                 Filed with the Registrant’s Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5)                                 Filed with the Registrant’s Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6)                                 Filed with the Registrant’s Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7)                                 Filed with the Registrant’s Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(8)                                 Filed with the Registrant’s Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(9)                                 Filed with the Registrant’s Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(10)                          Filed with the Registrant’s Post-Effective Amendment No. 36 (File No. 33-31375) on April 16, 2009.

(11)                          Filed with the Registrant’s Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12)                          Filed with the Registrant’s Post-Effective Amendment No. 38 (File No. 33-31375) on April 19, 2011.

(13)                          Filed with the Registrant’s Post-Effective Amendment No. 39 (File No. 33-31375) on April 20, 2012.

(14)                          Filed with the Registrant’s Post-Effective Amendment No. 43 (File No. 33-31375) on April 24, 2015.

(15)                          Filed with the Registrant’s Post-Effective Amendment No. 44 (File No. 33-31375) on April 22, 2016.

(16)                          Filed with the Registrant’s Post-Effective Amendment No. 45 (File No. 33-31375) on April 26, 2017.

(17)                          Filed with the Registrant’s Post-Effective Amendment No. 46 (File No. 33-31375) on April 25, 2018.

(18)                          Filed with the Registrant’s Post-Effective Amendment No. 47 (File No. 33-31375) on April 29, 2019.

ITEM 25. DIRECTORS AND OFFICERS OF AUL

NAME AND PRINCIPAL	POSITIONS AND OFFICES
BUSINESS ADDRESS*	WITH AUL
J. Scott Davison*	President and Chief Executive Officer (8/13 - present); Chairman, AUL (3/14 - present)

Richard M. Ellery*	Senior Vice President, General Counsel and Secretary (4/19 - present); Director (4/19 - present)

Jeffrey D. Holley*	Executive Vice President, Finance, Operations and Institutional Markets (6/14 - present); Director, AUL (10/11 - present)

John C. Mason*	Senior Vice President and Chief Investment Officer (5/13 - present); Director, AUL (2/12 - present)

Sandra McCarthy*	President, Retirement Services (6/18 - Present); Direct (4/19 - Present)

Karin W. Sarratt*	Senior Vice President and Chief Human Resources Officer (9/16 - present); Director, AUL (12/16 - present)

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY (“AUL”) is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY (“AUMIHC”) is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC (“RMS”) is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL’s life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., (“McCready”) is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC (“NewOhio”) is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC (“OldOhio”) is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC (“OAM”) is a limited liability company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. (“OAFP”) is a stock holding company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA INVESTMENT ADVISORY SERVICES LLC (“OAIAS”) is a limited liability company organized under the laws of Indiana on August 3, 2016. OAIAS acts as an investment adviser registered with the appropriate governmental or regulatory authorities. The sole member of OAIAS is OneAmerica Financial Partners, Inc. which is wholly owned by AUMIHC.

ONEAMERICA RETIREMENT SERVICES LLC (“OARS”) is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.

ONEAMERICA SECURITIES, INC. (“OAS”) (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2018, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares.  As of December 31, 2018, 400 shares are issued and outstanding all of which were purchased and are owned by AUL.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC (“Pioneer”) is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY (“State Life”) is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN UNIT TRUST (File No. 811-5929), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 27. NUMBER OF CONTRACTHOLDERS

As of December 31, 2019, there were 2,371 qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION - To be filed on Amendment

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

(a)                                 Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an “Indemnitee”) is or was:

(i)                                     a member of the Board of Directors of the Corporation,

(ii)                                  an officer of the Corporation, or

(iii)                               while a director or officer of the Corporation, serving at the Corporation’s request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b)                                 Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c)                                  Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)                                 Other Activity. In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

(b)                                 Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

NAME AND PRINCIPAL	POSITIONS AND OFFICES
BUSINESS ADDRESS*	WITH ONEAMERICA SECURITIES, INC.
Matthew T. Fleetwood*	President & Director
Emilie E. Bolster*	Treasurer
Terry W. Burns*	Director
Christopher G. Coudret*	Director
James C. Crampton*	Tax Director
Bryan K. Hartley*	Financial Operations Principal
Eric D. Smiley*	Vice President, Operations
Sue E. Uhl*	Secretary, Chief Counsel & Anti-Money Laundering Officer
Jay B. Williams*	Chief Compliance Officer
John W. Zeigler*	Vice President, Insurance Agency Registrations

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

(c)                                  Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

The registrant hereby undertakes:

(a)                                 to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)                                 to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a)                                 The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b)                                 The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 28th day of February, 2020.

AUL AMERICAN UNIT TRUST
By: American United Life Insurance Company

By:
Name: J. Scott Davison*
Title: Chairman, President & CEO

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
(Depositor)

By:
Name: J. Scott Davison*
Title: Chairman, President & CEO

* By:	/s/ Sean P. McGoff
Sean P. McGoff as attorney in fact
Date: February 28, 2020

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
J. Scott Davison*	Chairman	February 28, 2020

Richard C. Ellery*	Director	February 28, 2020

Jeffrey D. Holley*	Director	February 28, 2020

John C. Mason*	Director	February 28, 2020

Sandra McCarthy*	Director	February 28, 2020

Karin W. Sarratt*	Director	February 28, 2020

*By:	/s/ Sean P. McGoff
Sean P. McGoff as attorney in fact

EXHIBITS FILED WITH FORM N-4

NUMBER IN FORM, N-4, ITEM 24(b)	NAME OF EXHIBIT
10.1	Consent of Independent Auditors (To be filed on amendment)

10.2	Consent of Dechert LLP (To be filed on amendment)

10.3	Powers of Attorney (To be filed on amendment)

10.4	Rule 483 Certified Resolution (To be filed on amendment)